UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3097

Smith Barney Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  February 29
Date of reporting period: February 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              MANAGED MUNICIPALS
                                   FUND INC.
--------------------------------------------------------------------------------

            CLASSIC SERIES  |  ANNUAL REPORT  |  FEBRUARY 29, 2004

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

[PHOTO OF Joseph P. Deane]


          JOSEPH P. DEANE
          PORTFOLIO MANAGER

       Classic Series
 [GRAPHIC]

 Annual Report . February 29, 2004

 SMITH BARNEY MANAGED MUNICIPALS FUND INC.

      JOSEPH P. DEANE

      Joseph P. Deane has more than 34 years of securities business experience and has managed the fund since 1988.

      Education: BA in History from Iona College

      FUND OBJECTIVE

      The fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital*. The fund invests at least 80% of its assets in municipal securities.

      FUND FACTS

      FUND INCEPTION
      --------------------------------------------------------------------------
      March 4, 1981

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      --------------------------------------------------------------------------
      34 Years



      -------------
     * Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
What's Inside

Letter from the Chairman..............................................  1
Manager Overview......................................................  2
Fund Performance......................................................  5
Historical Performance................................................  6
Schedule of Investments...............................................  7
Statement of Assets and Liabilities................................... 29
Statement of Operations............................................... 30
Statements of Changes in Net Assets................................... 31
Notes to Financial Statements......................................... 32
Financial Highlights.................................................. 38
Independent Auditors' Report.......................................... 42
Additional Information................................................ 43
Tax Information....................................................... 46

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
The U.S. economy's quarterly pace of growth picked up considerably during the year ending February 29, 2004./1/ Stronger-than-expected second- and third-quarter economic data exacerbated concerns among bond investors that inflation and interest rates might rise sooner than previously anticipated, causing bond prices to fall. However, many of these concerns were tempered somewhat by tepid employment results and comments from the Fed, which maintained interest rates at historical lows.

Although the bond markets shifted course throughout the year, municipal bonds collectively finished in positive territory on a total return basis, with longer-term bonds outperforming shorter-term issues. Throughout the period, the fund's manager maintained a defensive posture in managing the portfolio's exposure to interest rate risk. Although this strategy detracted from the fund's performance during times when bond prices rose, it favorably contributed to the fund's returns when bond prices fell.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 17, 2004

/1/Source: Based upon gross domestic product data from the Bureau of Economic
   Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.

       1 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

                               MANAGER OVERVIEW


Performance Review
For the 12 months ended February 29, 2004, Class A shares of the Smith Barney Managed Municipals Fund, Inc., excluding sales charges, returned 7.40%. These shares performed better than the fund's unmanaged benchmark the Lehman Brothers Municipal Bond Index,/i/ which returned 6.30% for the same period. They also outperformed the fund's Lipper general municipal debt funds category average, which was 5.94% for the same period./2/ Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could rise sooner than anticipated, we structured the fund defensively to help mitigate the effects of a possible rise in interest rates. Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average life than in recent years, and maintaining a short position in U.S. Treasury futures./ii/ Although this conservative strategy at times limited the fund's full participation in market rallies, it helped reduce its overall volatility during the period. Our approach also favorably contributed to the fund's relative performance during times when long-term bond prices were dropping, particularly early in the summer.

Market Overview
Last spring, many states continued to struggle with budgetary concerns resulting from lackluster tax revenues. To help boost economic activity, the Fed reduced its target for the federal funds rate,/iii/ which dropped to four-decade lows. The prices of U.S. Treasury bonds plunged through the early summer as stronger-than-expected second-quarter economic growth data generated concerns



                             PERFORMANCE SNAPSHOT
                            AS OF FEBRUARY 29, 2004
                           (excluding sales charges)

                                     6 Months 12 Months
Class A Shares                         4.76%    7.40%
Lehman Brothers Municipal Bond Index   6.52%    6.30%
Lipper General Municipal Debt Funds
 Category Average                      6.44%    5.94%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class 1 shares returned 4.75%, Class B shares returned 4.48%, Class L shares returned 4.47% and Class Y shares returned 4.84% over the six months ended February 29, 2004. Excluding sales charges, Class 1 shares returned 7.38%, Class B shares returned 6.83%, Class L shares returned 6.80% and Class Y shares returned 7.66% over the 12 months ended February 29, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended February 29, 2004, calculated among the 299 funds for the six-month period and among the 296 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

  Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended February 29, 2004, calculated among the 296 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

       2 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report that inflation could become more pronounced. Municipal bonds collectively held up better than U.S. Treasury bonds during this volatile period, although the bond markets generally stabilized as the summer came to a close.

Stronger-than-expected estimates of third-quarter economic growth rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")/iv/ over the third quarter of 2003, investors' concerns about the prospects of rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq, and many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

Preliminary estimates of fourth-quarter GDP growth registered at 4.1%, which was below the third-quarter results but above those earlier in 2003. Investors' concerns about interest rates remained contained due to lackluster employment results and comments from the Fed, which stated late in January that it "believes that it can be patient in removing its policy accommodation."/v/ However, the fact that the Fed did not include the phrase "considerable period" in this statement, as it had referenced in prior statements during recent months, added some ambiguity to the Fed's intentions, according to market analysts.

Selection of Revenue Bonds
Many municipalities reported year over year growth in tax revenues during the third quarter of 2003, which helped boost states' reserves. However, given the budgetary challenges facing many states, the fund maintained exposure to only a modest level of state-backed general obligation bonds. The fund did hold a significant quantity of revenue bonds, which are backed by the generally-stable revenue streams of specific public works. The portfolio's heaviest revenue bond exposure was in the transportation, education and hospitals sectors because we felt many of these issues had more appealing yields and offered better relative values on a risk/reward basis.

Why Higher-Coupon Bonds?

In rising-rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds. Rather than commit a substantial portion of the fund's assets to low-yielding, short-term instruments, the fund maintained an emphasis on longer-term, premium-priced higher-coupon bonds for their favorable income streams. However, it continued to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. As of the period's close, the fund's average maturity was approximately 17.70 years. However, the fund's option- adjusted modified duration, a measure of a fund's sensitivity to interest rate movements, was less than 5.67 years, which reflects the effect of our hedging strategy. While no one can say for sure where interest rates will head, given the recent improvement in GDP growth, as of the end of February, we continued to maintain a defensive posture.

Thank you for your investment in the Smith Barney Managed Municipals Fund, Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Joseph P. Deane
Joseph P. Deane
Vice President and Investment Officer

March 17, 2004

       3 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 29, 2004 and are subject to change. Please refer to pages 7 through 25 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of February 29, 2004 were: Education (17.12%); Transportation (14.93%); General Obligation (14.47%); Hospital (13.11%); Tobacco (8.01%). The fund's portfolio composition is subject to change at any time.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The fund may also invest in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Keep in mind, the fund's investments are subject to interest rate and credit risks. Lower-rated, higher yielding bonds known as "junk bonds" are subject to greater credit risk, including the risk of default, than higher-rated obligations.

/i/The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
/ii/Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
/iii/The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/iv/Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/v/Source: Federal Reserve (January 28, 2004).

       4 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                          Without Sales Charges/(1)/
                                    ---------------------------------------
                                    Class 1 Class A Class B Class L Class Y
---------------------------------------------------------------------------
Twelve Months Ended 2/29/04          7.38%   7.40%   6.83%   6.80%   7.66%
--------------------------------------------------------------------------
Five Years Ended 2/29/04              N/A    4.88    4.33    4.28    5.06
--------------------------------------------------------------------------
Ten Years Ended 2/29/04               N/A    6.03    5.48     N/A     N/A
--------------------------------------------------------------------------
Inception* through 2/29/04           6.39    9.43    6.44    6.79    6.34
--------------------------------------------------------------------------

                                            With Sales Charges/(2)/
                                    ---------------------------------------
                                    Class 1 Class A Class B Class L Class Y
---------------------------------------------------------------------------
Twelve Months Ended 2/29/04          2.28%   3.14%   2.33%   5.80%   7.66%
--------------------------------------------------------------------------
Five Years Ended 2/29/04              N/A    4.03    4.16    4.28    5.06
--------------------------------------------------------------------------
Ten Years Ended 2/29/04               N/A    5.60    5.48     N/A     N/A
--------------------------------------------------------------------------
Inception* through 2/29/04           4.91    9.24    6.44    6.79    6.34
--------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                             Without Sales Charges/(1)/
-----------------------------------------------------------------------
Class 1 (Inception* through 2/29/04)                   23.93%
---------------------------------------------------------------------
Class A (2/28/94 through 2/29/04)                      79.64
---------------------------------------------------------------------
Class B (2/28/94 through 2/29/04)                      70.47
---------------------------------------------------------------------
Class L (Inception* through 2/29/04)                   84.28
---------------------------------------------------------------------
Class Y (Inception* through 2/29/04)                   72.81
---------------------------------------------------------------------

 + All figures represent past performance and are not a guarantee of future results. The performance data represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1 and A shares reflect the deduction of the maximum initial sales charges of 4.75% and 4.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. As of February 2, 2004, the 1.00% initial sales charge on Class L shares was no longer imposed.
 * The inception dates for Class 1, A, B, L and Y shares are September 12, 2000, March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995,
   respectively.

       5 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class A Shares of the Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the
Lipper General Municipal Debt Funds Average+
--------------------------------------------------------------------------------
                        February 1994 -- February 2004

                                    [CHART]


             Smith Barney      Lehman Brothers   Lipper General
          Managed Municipal     Municipal Bond   Municipal Debt
              Fund Inc.             Index         Funds Average
          ------------------   ---------------   --------------
Feb 1994        $ 9,601            $10,000          $10,000
Feb 1995          9,995             10,737           10,720
Feb 1996         11,128             11,924           11,776
Feb 1997         11,630             12,580           12,303
Feb 1998         13,060             13,731           13,418
Feb 1999         13,592             14,454           14,249
Feb 2000         12,693             14,153           13,336
Feb 2001         14,638             15,898           14,868
Feb 2002         15,559             16,986           15,710
Feb 2003         16,059             18,289           16,713
Feb 2004         17,247             19,441           17,706

+Hypothetical illustration of $10,000 invested in Class A shares on February
 28, 1994, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 29, 2004. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General Municipal Debt Funds Average is composed of an average of the Fund's peer group of 296 mutual funds investing in municipal securities as of February 29, 2004. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

       6 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS                                       FEBRUARY 29, 2004


    FACE
   AMOUNT    RATING(a)                     SECURITY                             VALUE
------------------------------------------------------------------------------------------
Alabama -- 0.7%
                       Huntsville, AL Solid Waste Disposal Authority &
                         Resource Recovery Revenue, MBIA-Insured:
$  4,940,000 AAA         5.500% due 10/1/13 (b)                            $     5,568,417
   8,880,000 AAA         5.500% due 10/1/14 (b)                                  9,959,542
   4,000,000 Aaa*      Southeast, AL Gas District System Revenue, Series
                         A, AMBAC-Insured, 5.625% due 6/1/25                     4,380,920
-----------------------------------------------------------------------------------------
                                                                                19,908,879
-----------------------------------------------------------------------------------------
Arizona -- 2.7%
  12,170,000 BBB-      Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp.
                         Project), 5.450% due 6/1/09                            12,456,725
                       Maricopa County, AZ IDA, MFH Revenue:
                         Bay Club at Mesa Cove Project, Series A,
                          MBIA-Insured:
   1,500,000 Aaa*         5.700% due 9/1/20                                      1,503,000
   2,000,000 Aaa*         5.800% due 9/1/35                                      2,003,980
     400,000 A           Laguna Point Apartments Project, 6.500% due
                          7/1/09                                                   411,476
   3,500,000 AAA         Series A, (Call 10/1/05 @ 102), 6.500% due
                          10/1/25 (c)                                            3,864,770
  14,000,000 AAA       Mesa, AZ IDA, Discovery Health Systems Revenue,
                         Series A, MBIA-Insured, 5.625% due 1/1/19++            15,614,900
                       Phoenix, AZ Civic Improvement Corp.:
                         Airport Revenue, Jr. Lien, FGIC-Insured:
   2,500,000 AAA          5.250% due 7/1/21 (b)                                  2,601,075
   6,650,000 AAA          5.375% due 7/1/29 (b)                                  6,877,364
   2,500,000 AAA         Excise Tax Revenue, (Municipal Courthouse
                          Project), Sr. Lien, Series A, 5.250% due 7/1/24        2,672,450
   2,900,000 AAA         Water System Revenue, Jr. Lien, FGIC-Insured,
                          5.000% due 7/1/26                                      3,040,679
     200,000 A-1+      Phoenix, AZ IDA Revenue, (Valley of the Sun YMCA
                         Project), 0.980% due 1/1/31 (d)                           200,000
                       Salt River Project, AZ Agricultural Improvement &
                         Power District, Electric System Revenue:
   3,375,000 AA          Series A, 5.000% due 1/1/23                             3,582,495
   6,500,000 AA          Series B, 5.000% due 1/1/31                             6,830,915
     225,000 NR        Scottsdale, AZ IDA Revenue, Westminster Village
                         Inc., First Mortgage, Series A, 8.250% due
                         6/1/15                                                    249,172
   2,300,000 A-1+      Tempe, AZ Excise Tax Revenue, (Tempe Center for
                         the Arts Project), 0.950% due 7/1/20 (d)                2,300,000
                       University of Arizona COP, AMBAC-Insured:
                         Series A:
   1,525,000 AAA          5.000% due 6/1/19                                      1,651,148
     725,000 AAA          5.000% due 6/1/20                                        779,665
                         Series B, (University of Arizona Project):
   5,435,000 AAA          5.000% due 6/1/28                                      5,709,631
   3,000,000 AAA          5.000% due 6/1/31                                      3,144,600
-----------------------------------------------------------------------------------------
                                                                                75,494,045
-----------------------------------------------------------------------------------------
Arkansas -- 0.2%
   4,345,000 Aaa*      Little Rock, AR School District GO, Series B,
                         FSA-Insured, 5.500% due 2/1/30                          4,742,220
-----------------------------------------------------------------------------------------
California -- 10.7%
   4,180,000 AAA       Brea, CA Redevelopment Agency, Tax Allocation,
                         (Redevelopment Project, Area AB), Series A,
                         AMBAC-Insured, 5.000% due 8/1/23                        4,417,800
   3,000,000 Ba1*      California Educational Facilities Authority
                         Revenue, (Pooled College & University
                         Project), Series A, (Call 7/1/08 @ 101), 5.625%
                         due 7/1/23 (c)                                          2,688,870
   4,000,000 AA-       California Health Facilities Finance Authority
                         Revenue, Sutter Health, Series A, 6.250% due
                         8/15/35                                                 4,523,480
                       California Infrastructure & Economic Development
                         Bank Revenue:
   5,000,000 AAA         Bay Area Toll Bridges Seismic Retrofit, First
                          Lien, Series A, FGIC-Insured, 5.000% due 7/1/25        5,286,000
   2,100,000 AAA         Los Angeles County Department of Public Social
                          Services Facility, AMBAC-Insured, 5.750% due
                          9/1/23                                                 2,413,152

                      See Notes to Financial Statements.

       7 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                     SECURITY                             VALUE
---------------------------------------------------------------------------------------------
California -- 10.7% (continued)
$  4,875,000    AAA       California State Department of Veteran Affairs,
                            Home Purchase Revenue, Series A, AMBAC-Insured,
                            5.300% due 12/1/21                                $     5,151,851
                          California State Department of Water Resources:
     300,000    A-1+        Power Supply Revenue, Series B, 0.960% due
                             5/1/22 (d)                                               300,000
   3,730,000    AAA         Water Revenue, Series W, FSA-Insured, 5.125%
                             due 12/1/24                                            3,981,253
   1,810,000    AAA       California Statewide Communities Development
                            Authority, Health Facility Revenue, Community
                            Hospital of the Monterey Peninsula, Series B,
                            FSA-Insured, 5.250% due 6/1/23                          1,955,687
  16,260,000    AAA       Castaic Lake Water Agency COP, Series A,
                            MBIA-Insured, 5.250% due 8/1/23++                      17,661,287
   5,000,000    AAA       Contra Costa County, CA MFH Revenue, (Crescent
                            Park Apartments Project), Series B,
                            GNMA-Collateralized, 7.800% due 6/20/34                 5,278,700
  15,215,000    AAA       Corona, CA Redevelopment Agency, Tax Allocation,
                            (Redevelopment Project, Area A), Series A,
                            FGIC-Insured, 5.500% due 9/1/24                        15,726,985
   3,655,000    AAA       Cucamonga County, CA Water District COP,
                            FGIC-Insured, 5.125% due 9/1/31                         3,889,066
                          Department of Water and Power of the City of Los
                            Angeles, Power System Revenue, Series B,
                            FSA-Insured:
   1,500,000    AAA          5.000% due 7/1/23                                      1,592,925
   3,920,000    AAA          5.000% due 7/1/25                                      4,128,779
   7,850,000    AAA          5.000% due 7/1/26                                      8,254,589
   8,270,000    AAA          5.000% due 7/1/27                                      8,689,703
   5,000,000    AAA       Fresno County, CA Financing Authority, Solid
                            Waste Revenue, (American Avenue Landfill
                            Project), MBIA-Insured, 5.750% due 5/15/14              5,374,400
                          Golden State Tobacco Securitization Corp.,
                            Tobacco Settlement Asset-Backed Bonds, Series
                            2003A-1:
  50,000,000    BBB          6.750% due 6/1/39++                                   48,812,000
   2,750,000    BBB          6.625% due 6/1/40                                      2,631,832
   3,000,000    AAA       Inglewood, CA Public Financing Authority Revenue,
                            Series A, AMBAC-Insured, 5.250% due 8/1/21              3,300,150
                          Long Beach, CA Revenue, (Aquarium of the Pacific
                            Project), Series A:
     900,000    AAA         Escrowed to maturity with state and local
                             government securities, 5.750% due 7/1/05                 930,078
   1,200,000    AAA         Pre-Refunded -- Escrowed with state and local
                             government securities to 7/1/05 Call @ 102,
                             5.750% due 7/1/06                                      1,297,320
   9,925,000    AAA       Los Angeles County, CA COP, Antelope Valley
                            Courthouse, Series A, AMBAC-Insured, 5.250% due
                            11/1/33                                                10,536,380
   3,500,000    AAA       The Metropolitan Water District of Southern CA,
                            Water Revenue, Series B-2, FGIC-Insured, 5.000%
                            due 10/1/24                                             3,704,645
                          Modesto, CA Irrigation District COP, Capital
                            Improvements, Series A, FSA-Insured:
   1,535,000    AAA         5.000% due 7/1/20                                       1,647,884
   2,210,000    AAA         5.000% due 7/1/21                                       2,351,042
   1,680,000    AAA         5.000% due 7/1/22                                       1,777,978
   5,000,000    Aaa*      Monterey County, CA COP, Master Plan Financing,
                            MBIA-Insured, 5.000% due 8/1/26                         5,229,600
  10,785,000    AAA       Novato, CA Unified School District, FGIC-Insured,
                            5.000% due 8/1/26                                      11,336,006
                          Orange County, CA Refunding Recovery, Series A,
                            MBIA-Insured:
   1,000,000    AAA         COP, 6.000% due 7/1/08                                  1,167,270
   1,000,000    AAA         Motor Vehicle Fee Withholding, 6.000% due 6/1/09        1,187,210
   4,000,000    AAA       Pomona, CA Public Financing Authority Revenue,
                            (Merged Redevelopment Project), Series AD,
                            MBIA-Insured, 5.000% due 2/1/27                         4,158,440
                          Rancho Cucamonga, CA Redevelopment Agency, Tax
                            Allocation, (Rancho Redevelopment Project),
                            MBIA-Insured:
   5,000,000    AAA          5.125% due 9/1/30                                      5,275,000
   1,000,000    AAA          Housing Set-Aside, 5.250% due 9/1/26                   1,050,690

                      See Notes to Financial Statements.

       8 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                     SECURITY                            VALUE
--------------------------------------------------------------------------------------------
California -- 10.7% (continued)
                          The Regents of the University of California,
                            General Revenues, Series A, AMBAC-Insured:
$  4,000,000    AAA         5.000% due 5/15/23                               $     4,245,000
   3,750,000    AAA         5.000% due 5/15/24                                     3,962,100
   4,000,000    AAA         5.000% due 5/15/25                                     4,210,640
   6,000,000    AAA         5.000% due 5/15/26                                     6,306,660
   2,025,000    AA-       Sacramento, CA City Financing Authority Revenue,
                            Capital Improvement, 5.600% due 6/1/25                 2,222,863
   6,390,000    AAA       Sacramento County, CA Sanitation District,
                            Financing Authority Revenue,
                            AMBAC-Insured, 5.000% due 12/1/27                      6,673,588
  10,000,000    AAA       San Diego, CA Unified School District GO,
                            Election of 1998, Series E, FSA-Insured, 5.000%
                            due 7/1/26                                            10,556,900
  16,675,000    AAA       San Francisco, CA City & County Airports
                            Commission, International Airports
                            Revenue, Second Series 27-B, FGIC-Insured,
                            5.125% due 5/1/26++                                   17,651,155
                          San Francisco, CA City & County COP, San Bruno
                            Jail No. 3, AMBAC-Insured:
   3,000,000    AAA         5.250% due 10/1/20                                     3,311,760
   5,000,000    AAA         5.250% due 10/1/26                                     5,359,750
   5,000,000    AAA       San Jose, CA Redevelopment Agency, Tax
                            Allocation, (Merged Area Redevelopment
                            Project), MBIA-Insured, 5.000% due 8/1/24              5,252,300
                          San Jose, CA Unified School District GO, Santa
                            Clara County, Series D, FSA-Insured:
   4,580,000    Aaa*        5.000% due 8/1/21                                      4,888,188
   3,000,000    Aaa*        5.125% due 8/1/25                                      3,194,700
   5,500,000    AAA       Santa Clara County, CA Financing Authority, Lease
                            Revenue, (VMC Facility Replacement Project),
                            Series A, AMBAC-Insured, (Call 11/15/04 @ 102),
                            6.750% due 11/15/20 (c)+                               5,833,245
   1,515,000    AAA       Victorville, CA MFH Revenue, Wimbledon
                            Apartments, Series A, GNMA-Collateralized,
                            6.150% due 4/20/16                                     1,597,158
----------------------------------------------------------------------------------------
                                                                                 292,974,059
----------------------------------------------------------------------------------------
Colorado -- 4.0%
                          Arapahoe County, CO Capital Improvement Trust
                            Fund, Highway Revenue, Series E, Remarketed
                            8/31/95:
   7,000,000    AAA          Call 8/31/05 @ 20.863, zero coupon due 8/31/26
                               (c)                                                 1,434,930
  18,000,000    AAA          Call 8/31/05 @ 103, 7.000% due 8/31/26 (c)+          20,135,880
   1,000,000    A         Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15          1,092,340
                          Colorado Educational & Cultural Facilities
                            Authority Revenue Refunding and Improvement,
                            (University of Denver Project), AMBAC-Insured:
   2,815,000    AAA          5.250% due 3/1/18                                     3,092,643
   5,810,000    AAA          5.300% due 3/1/19                                     6,382,053
   3,245,000    AAA          5.500% due 3/1/21                                     3,642,415
  12,500,000    A         Colorado Health Facilities Authority Revenue,
                            Series B, Remarketed 7/8/98, 5.350% due 8/1/15
                            (e)                                                   13,524,625
  25,000,000    A         Denver, CO City & County Airport Revenue, Series
                            A, 14.000% due 11/15/08 (b)++                         35,232,750
                          Denver, CO City & County COP, Series B,
                            AMBAC-Insured, (Call 12/1/10 @ 101):
   6,655,000    AAA         5.750% due 12/1/17 (c)                                 8,068,855
   7,420,000    AAA         5.500% due 12/1/21 (c)                                 8,881,666
   4,000,000    AAA         5.500% due 12/1/25 (c)                                 4,787,960
   2,000,000    AAA       Golden, CO Sales & Use Tax Revenue, Series B,
                            AMBAC-Insured, 5.100% due 12/1/20                      2,154,820
   1,000,000    AAA       Highlands Ranch, CO Metropolitan District No. 2,
                            FSA-Insured, 6.500% due 6/15/10                        1,227,940
   1,100,000    A-1       Moffat County, CO PCR, (PacifiCorp Project),
                            0.980% due 5/1/13 (d)                                  1,100,000
----------------------------------------------------------------------------------------
                                                                                 110,758,877
----------------------------------------------------------------------------------------
Connecticut -- 2.3%
  15,000,000    AAA       Connecticut State Health & Educational Facilities
                            Authority Revenue, Yale University, Series W,
                            5.125% due 7/1/27++                                   15,868,050

                      See Notes to Financial Statements.

       9 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                     SECURITY                              VALUE
-------------------------------------------------------------------------------------------------
Connecticut -- 2.3% (continued)
                          Mashantucket Western Pequot Tribe, CT Special
                            Revenue:
                            Series A:
$    495,000    AAA          6.500% due 9/1/05 (e)(f)                          $       534,664
   4,000,000    Baa3*        5.500% due 9/1/28 (f)                                   4,113,640
                            Series B:
   1,000,000    Baa3*        5.550% due 9/1/08 (f)                                   1,099,210
   2,000,000    Baa3*        5.700% due 9/1/12 (f)                                   2,151,500
   6,500,000    Baa3*        5.750% due 9/1/18 (f)                                   6,871,280
                          South Central, CT Regional Water Authority, Water
                            System Revenue, 16th Series, AMBAC-Insured:
   2,715,000    AAA          5.375% due 8/1/25                                       2,930,843
   7,920,000    AAA          5.375% due 8/1/30                                       8,563,579
                          University of Connecticut GO, Series A:
   3,905,000    AA          5.000% due 4/1/20                                        4,202,873
   4,500,000    AA          5.000% due 4/1/21                                        4,798,260
                          Waterbury, CT GO, Series A, FSA-Insured:
   3,435,000    AAA         5.000% due 4/1/18                                        3,736,730
   1,925,000    AAA         5.000% due 4/1/19                                        2,077,383
   2,500,000    AAA         5.000% due 4/1/20                                        2,681,750
   2,000,000    AAA         5.000% due 4/1/21                                        2,135,400
   1,225,000    AAA         5.125% due 4/1/22                                        1,306,218
----------------------------------------------------------------------------------------
                                                                                    63,071,380
----------------------------------------------------------------------------------------
Delaware -- 0.0%
     250,000    Aaa*      Delaware State EDA Revenue, Osteopathic Hospital
                            Association, Series A, 6.750% due 1/1/13 (e)               310,630
----------------------------------------------------------------------------------------
District of Columbia -- 0.7%
   1,125,000    AAA       District of Columbia GO, Series A, MBIA-Insured,
                            5.000% due 6/1/15                                        1,211,152
                          District of Columbia Revenue:
   3,000,000    AAA         American Association for the Advancement of
                             Science Revenue, AMBAC-Insured, 5.250% due
                             1/1/16                                                  3,288,900
                            Georgetown University, MBIA-Insured, Converted
                             5/1/98:
   3,900,000    AAA          Series D, 5.350% due 4/1/16                             4,392,492
                             Series E:
   3,700,000    AAA            5.350% due 4/1/17                                     4,119,617
   5,300,000    AAA            5.350% due 4/1/18                                     5,862,489
----------------------------------------------------------------------------------------
                                                                                    18,874,650
----------------------------------------------------------------------------------------
Florida -- 4.8%
   2,500,000    VMIG1*    Alachua County, FL Health Facilities Authority,
                            Continuing Care Retirement Community, (Oak
                            Hammock at the University of Florida Project),
                            LOC-BNP Paribas, Series A, 0.980% due 10/1/32
                            (d)                                                      2,500,000
                          Boynton Beach, FL MFH Revenue, Clipper Cove
                            Apartments, (Pre-Refunded -- Escrowed with
                            state and local government securities to 1/1/06
                            Call @ 102):
     750,000    AAA          6.350% due 7/1/16                                         833,115
   1,325,000    AAA          6.400% due 7/1/21                                       1,473,029
                          Broward County, FL GO:
   1,750,000    AA+         12.500% due 1/1/05                                       1,914,185
   2,000,000    AA+         12.500% due 1/1/06                                       2,406,060
   6,435,000    A3*       Capital Trust Agency, FL MFH Revenue, (River Bend
                            Apartments Project), Series A, 5.625% due
                            10/1/34                                                  6,496,004

                      See Notes to Financial Statements.

       10 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                   SECURITY                          VALUE
-------------------------------------------------------------------------------------------
Florida -- 4.8% (continued)
$  2,000,000    AAA       Clay County, FL School Board COP, Master
                            Lease Program, MBIA-Insured, 5.750% due
                            7/1/22                                       $     2,318,780
                          Florida State Board of Education GO, Public
                            Education, Capital Outlay, Series A:
   4,010,000    AA+         5.125% due 6/1/21                                  4,341,346
  15,965,000    AA+         5.250% due 6/1/24++                               17,273,811
   5,100,000    AAA       Lakeland, FL Electric & Water Revenue,
                            Series A, MBIA-Insured, 5.000% due 10/1/18         5,521,056
   4,095,000    AAA       Lee County, FL Transportation Facilities,
                            Series A, AMBAC-Insured, 5.500% due 10/1/17        4,703,435
                          Martin County, FL IDA, IDR, (Indiantown
                            Cogeneration Project):
  13,500,000    BBB-        Series A, 7.875% due 12/15/25 (b)                 13,944,690
   6,010,000    BBB-        Series B, 8.050% due 12/15/25 (b)                  6,215,842
     885,000    A2*       Martin County, FL Special Assessment
                            Revenue, Tropical Farms Water, 6.100% due
                            11/1/15                                              933,666
                          Orange County, FL School Board COP:
  25,250,000    Aaa*        AMBAC-Insured, 5.500% due 8/1/25++                28,019,673
  18,500,000    Aaa*        Series A, MBIA-Insured, 5.250% due 8/1/23++       19,708,050
   4,500,000    AAA       Orange County, FL Tourist Development Tax
                            Revenue, AMBAC-Insured, 5.125% due 10/1/25         4,754,070
   2,740,000    Aa1*      Orlando, FL Utilities Commission, Water &
                            Electric Revenue, 5.000% due 10/1/23               2,912,647
   2,070,000    AAA       Palm Beach County, FL Public Improvement
                            Revenue, (Convention Center Project),
                            FGIC-Insured, (Pre-Refunded -- Escrowed
                            with state and local government
                            securities to 11/1/11 Call @ 100), 5.125%
                            due 11/1/20                                        2,416,787
   2,000,000    AAA       St. Lucie West Services District, FL Special
                            Assessment Revenue, Port St. Lucie, Sr.
                            Lien, Water Management Benefit, Series A,
                            MBIA-Insured, 5.250% due 5/1/25                    2,135,440
   1,100,000    AAA       Village Center Community Development
                            District, FL Recreational Revenue, Series
                            A, MBIA-Insured, 5.200% due 11/1/25                1,166,814
------------------------------------------------------------------------------------
                                                                             131,988,500
------------------------------------------------------------------------------------
Georgia -- 0.8%
   2,000,000    AAA       Augusta, GA Water & Sewer Revenue,
                            FSA-Insured, 5.250% due 10/1/26                    2,128,340
   3,000,000    A-1       Fulton County, GA Residential Care
                            Facilities for the Elderly Authority,
                            (Lenbrook Square Foundation, Inc.
                            Project), LOC-Rabobank Nederland, 1.030%
                            due 1/1/18 (d)                                     3,000,000
                          Georgia Private Colleges & Universities
                            Authority Revenue, (Mercer University
                            Project):
   9,785,000    Baa1*       5.750% due 10/1/31                                10,383,548
   2,000,000    Baa1*       Series A, 5.250% due 10/1/20                       2,076,760
   3,500,000    BBB-      Savannah, GA EDA Revenue, (College of Art &
                            Design Inc. Project), 6.900% due 10/1/29           3,851,575
------------------------------------------------------------------------------------
                                                                              21,440,223
------------------------------------------------------------------------------------
Hawaii -- 1.0%
   2,500,000    AAA       Hawaii State Airports System Revenue, Series
                            A, FGIC-Insured, 5.750% due 7/1/21                 2,835,225
                          Hawaii State Department of Budget & Finance,
                            Special Purpose Revenue, Kaiser
                            Permanente, Series A:
  15,545,000    A            5.100% due 3/1/14 (e)++                          17,274,381
   4,000,000    A            5.150% due 3/1/15 (e)                             4,434,560
   3,850,000    AAA       Honolulu, HI City & County GO, Series A,
                            FSA-Insured, 5.250% due 9/1/24                     4,105,062
------------------------------------------------------------------------------------
                                                                              28,649,228
------------------------------------------------------------------------------------
Illinois -- 3.7%
     500,000    Aaa*      Chicago, IL Metropolitan Water Reclamation
                            District, Greater Chicago, Capital
                            Improvement Bonds, (Escrowed to maturity
                            with state and local government
                            securities), 7.000% due 1/1/11                       613,570
  50,185,000    AAA       Chicago, IL Skyway Toll Bridge Revenue,
                            AMBAC-Insured, 5.500% due 1/1/31++                54,961,106
   3,585,000    AAA       Chicago, IL Wastewater Transmission Revenue,
                            Second Lien, MBIA-Insured, 5.750% due
                            1/1/25                                             4,042,088
     500,000    AAA       Cook County, IL Community College District
                            No. 508 Chicago COP, FGIC-Insured, 8.750%
                            due 1/1/07                                           595,825


                      See Notes to Financial Statements.



       11 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT    RATING(a)                   SECURITY                         VALUE
---------------------------------------------------------------------------------------
Illinois -- 3.7% (continued)
                       Illinois Health Facilities Authority Revenue:
$  7,000,000 AAA         Ingalls Health System Project,
                          MBIA-Insured, 6.250% due 5/15/24+          $     7,206,220
   3,000,000 VMIG1*      Memorial Health System, LOC-Bank One N.A.,
                          1.030% due 10/1/22 (d)                           3,000,000
   6,910,000 A-1         The University of Chicago Hospitals and
                          Health System, 1.000% due 8/1/26 (d)             6,910,000
                       Illinois State GO, First Series:
   4,000,000 AAA         FGIC-Insured, 5.125% due 2/1/22                   4,251,440
  10,000,000 AAA         MBIA-Insured, (Call 6/1/10 @ 100), 5.625%
                          due 6/1/25 (c)                                  11,827,600
   2,750,000 AAA       Illinois State Partnership COP, Department
                         of Central Management
                         Services, MBIA-Insured, 5.650% due 7/1/17         3,053,737
   3,430,000 AAA       University of Illinois Revenue Bonds,
                         Auxiliary Facilities Systems, Series A,
                         MBIA-Insured, (Pre-Refunded -- Escrowed
                         with state and local government securities
                         to 4/1/10 Call @ 101), 5.750% due 4/1/19          4,095,077
------------------------------------------------------------------------------------
                                                                         100,556,663
------------------------------------------------------------------------------------
Indiana -- 2.2%
  36,625,000 BBB+      Indiana Development Finance Authority,
                         Variable Rate Environmental Improvement
                         Revenue Bonds, (USX Corp. Project), 5.250%
                         due 12/1/22++                                    40,777,542
   2,500,000 Baa2*     Petersburg, IN PCR Refunding, (Indianapolis
                         Power & Light Co. Project), 6.625% due
                         12/1/24                                           2,573,350
  15,000,000 AAA       Rockport, IN PCR Refunding, (Indiana
                         Michigan Power Co. Project), Series
                         A, AMBAC-Insured, 6.550% due 6/1/25++            16,234,350
------------------------------------------------------------------------------------
                                                                          59,585,242
------------------------------------------------------------------------------------
Iowa -- 0.0%
     495,000 VMIG1*    City of Hills, Iowa Healthcare Revenue,
                         (Mercy Hospital Project), LOC-U.S. Bank
                         N.A., 0.980% due 8/1/32 (d)                         495,000
------------------------------------------------------------------------------------
Kansas -- 0.3%
   2,725,000 AAA       Johnson County, KS Unified School District
                         No. 231 Refunding & Improvement, Series A,
                         FSA-Insured, 5.000% due 10/1/18                   2,927,931
   2,575,000 Aaa*      Kansas State Development Finance Authority
                         Revenue, Public Water Supply Revolving
                         Loan, Series 2, AMBAC-Insured, 5.625% due
                         4/1/23                                            2,906,840
   2,000,000 Aaa*      Wyandotte County, KS School District No. 204
                         GO, Refunding & Improvement, Bonner
                         Springs, Series A, FSA-Insured, 5.600% due
                         9/1/20                                            2,266,920
------------------------------------------------------------------------------------
                                                                           8,101,691
------------------------------------------------------------------------------------
Kentucky -- 0.2%
                       Kentucky Infrastructure Authority, Series A:
   1,200,000 Aa3*        5.000% due 6/1/19                                 1,286,448
   1,250,000 Aa3*        5.000% due 6/1/20                                 1,331,912
   1,835,000 AAA       Kentucky State Property & Buildings
                         Commission Revenues, (Project No. 66),
                         Series A, MBIA-Insured, (Call 5/1/10
                         @100), 5.700% due 5/1/17 (c)                      2,168,309
------------------------------------------------------------------------------------
                                                                           4,786,669
------------------------------------------------------------------------------------
Louisiana -- 0.1%
   1,500,000 BBB-      St. Charles Parish, LA PCR Refunding, (Union
                         Carbide Corp. Project), 5.100% due 1/1/12         1,438,200
------------------------------------------------------------------------------------
Maine -- 0.1%
   3,385,000 AAA       University of Maine System Revenue, Series
                         A, AMBAC-Insured, 5.500% due 3/1/30               3,717,509
------------------------------------------------------------------------------------
Maryland -- 1.1%
   2,000,000 AAA       Baltimore County, MD Mortgage Revenue
                         Refunding, (Northbrooke Apartments
                         Project), Series A, GNMA-Collateralized,
                         6.350% due 1/20/21+                               2,068,340
   1,375,000 AAA       Charles County, MD County Commissioners
                         Mortgage Revenue Refunding, (Holly Station
                         IV Project), Series A, FHA-Insured, 6.450%
                         due 5/1/26                                        1,420,224

                      See Notes to Financial Statements.

       12 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT    RATING(a)                                         SECURITY                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
Maryland -- 1.1% (continued)
                       Maryland State Health & Higher Educational Facilities Authority Revenue, The Johns
                         Hopkins Hospital Issue:
$  5,000,000 AA-          5.000% due 11/15/24                                                                    $     5,226,450
   1,500,000 AA-          5.000% due 11/15/28                                                                          1,561,920
   2,710,000 AAA       Maryland State Transportation Authority, Parking Revenue, (Baltimore/Washington
                         International Airport Project), Series A, AMBAC-Insured, 5.000% due 3/1/22                    2,894,415
                       Montgomery County, MD Housing Opportunities Commission Revenue, Series A:
   2,725,000 A2*        5.550% due 11/1/22                                                                             2,878,418
  12,980,000 A2*        5.650% due 11/1/33                                                                            13,663,137
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      29,712,904
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.6%
   6,000,000 Baa3*     City of Boston, MA Industrial Development Financing Authority, Sr. Revenue Bonds,
                         (Crosstown Center Project), 6.500% due 9/1/35 (b)                                             6,141,960
   2,200,000 AAA       Holyoke, MA GO Municipal Purpose Loan of 1996 Bonds, Series A, FSA-Insured,
                         5.500% due 6/15/16                                                                            2,413,290
   4,000,000 AAA       Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A,
                         5.500% due 7/1/30                                                                             4,436,000
   2,200,000 A2*       Massachusetts State Development Finance Agency Lease Revenue, (Visual & Performing
                         Arts Project), 6.000% due 8/1/21                                                              2,694,758
   1,000,000 Aaa*      Massachusetts State Development Finance Agency Revenue, Merrimack College Issue,
                         MBIA-Insured, 5.000% due 7/1/22                                                               1,060,000
  19,000,000 Aa2*      Massachusetts State GO, Consolidated Loan of 2002, Series C, 5.250% due 11/1/30++              21,511,990
                       Massachusetts State Health and Educational Facilities Authority Revenue:
  15,000,000 AAA        Harvard University, Series FF, 5.000% due 7/15/22++                                           16,012,950
   5,000,000 AAA        New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22                5,232,350
   3,000,000 AA-        Partners Healthcare Systems, Series B, 5.250% due 7/1/13                                       3,256,590
                        University of Massachusetts:
   5,030,000 AAA          Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31                                    5,332,705
   9,000,000 AAA          Series C, MBIA-Insured, 5.250% due 10/1/31                                                   9,601,020
                          Worcester Campus, Series B, FGIC-Insured:
   1,870,000 AAA            5.125% due 10/1/20                                                                         2,031,755
   1,350,000 AAA            5.125% due 10/1/21                                                                         1,452,964
   1,565,000 AAA            5.125% due 10/1/22                                                                         1,669,573
   1,170,000 AAA            5.125% due 10/1/23                                                                         1,246,612
   5,000,000 AAA            5.250% due 10/1/31                                                                         5,300,900
      95,000 AA        Massachusetts State HFA, Single Family Housing Revenue, Series 31, 6.450% due 12/1/16              97,252
   5,000,000 AAA       Massachusetts State, Special Obligation Revenue, Consolidated Loan, Series A,
                         FGIC-Insured, 5.000% due 6/1/21                                                               5,337,050
   5,000,000 A-1+      Massachusetts State Water Resources Authority, Multi-Modal Sub. General Revenue Refunding
                         Bonds, Series B, FGIC-Insured, 0.920% due 8/1/37 (d)                                          5,000,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      99,829,719
--------------------------------------------------------------------------------------------------------------------------------
Michigan -- 6.6%
   4,000,000 Aaa*      Byron Center, MI Public Schools GO, Q-SBLF-Insured, 5.000% due 5/1/22                           4,229,040
   2,795,000 AAA       Clarkston, MI Community Schools GO, MBIA/Q-SBLF-Insured, 5.250% due 5/1/23                      2,951,185
   2,000,000 AAA       Detroit, MI Downtown Development Authority, Tax Increment Revenue, (Development Area
                         No. 1 Project), Series C, (Pre-Refunded -- Escrowed with state and local government
                         securities to 7/1/06 Call @ 102), 6.250% due 7/1/25                                           2,266,040
   3,000,000 AAA       Detroit, MI Water Supply System, Series A, FGIC-Insured, (Pre-Refunded -- Escrowed with
                         state and local government securities to 1/1/10 Call @ 101), 5.750% due 7/1/26                3,560,520

                      See Notes to Financial Statements.

       13 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004



    FACE
   AMOUNT    RATING(a)                                    SECURITY                                             VALUE
-------------------------------------------------------------------------------------------------------------------------
Michigan -- 6.6% (continued)
$  3,825,000 AA+       Dundee, MI Community School District, School Building & Site, Q-SBLF-Insured,
                         5.500% due 5/1/30                                                                $     4,220,964
                       East Lansing, MI School District, School Building & Site, Q-SBLF-Insured:
   1,000,000 AA+         5.400% due 5/1/18                                                                      1,110,280
   2,800,000 AA+         5.450% due 5/1/19                                                                      3,106,656
   1,900,000 AA+         5.500% due 5/1/21                                                                      2,114,434
   4,000,000 AA+         5.625% due 5/1/30                                                                      4,344,800
   4,075,000 AAA       Galesburg-Augusta, MI Community Schools GO, FGIC/Q-SBLF-Insured, 5.375% due
                         5/1/27                                                                                 4,352,833
                       Grand Rapids, MI Water Supply, FGIC-Insured:
   1,000,000 AAA         5.250% due 1/1/17                                                                      1,103,500
   3,500,000 AAA         5.250% due 1/1/18                                                                      3,848,880
   1,000,000 AAA       Grand Valley, MI State University Revenue, MBIA-Insured, 5.250% due 10/1/17              1,104,500
   1,990,000 AAA       Haslett, MI Public School District, Building & Site, Q-SBLF-Insured, 5.000% due
                         5/1/22                                                                                 2,103,947
   5,530,000 AAA       Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27                                     6,102,853
                       Michigan State Hospital Finance Authority Revenue:
                         OSF Healthcare Systems:
   5,355,000 A            6.125% due 11/15/19                                                                   5,737,293
   2,500,000 A            6.250% due 11/15/24                                                                   2,680,975
  30,000,000 AA-         Trinity Health Credit Group, Series C, 5.375% due 12/1/30++                           31,348,500
                       Michigan State Strategic Fund, Resource Recovery Limited Obligation Revenue,
                         Central Wayne Energy:
                          Series A:
   8,000,000 NR             6.900% due 7/1/19 (b)(g)                                                              400,000
   9,000,000 NR             7.000% due 7/1/27 (b)(g)                                                              450,000
  12,000,000 NR           Series B, 6.800% due 7/1/13 (b)(g)                                                      600,000
  55,000,000 BB-       Midland County, MI Economic Development Corp., Sub. Limited Obligation, Series
                         A, 6.875% due 7/23/09 (b)++                                                           57,780,250
                       Midland, MI GO, AMBAC-Insured:
   1,000,000 AAA         5.150% due 5/1/18                                                                      1,074,050
   1,030,000 AAA         5.200% due 5/1/19                                                                      1,112,019
   1,340,000 AAA         5.250% due 5/1/21                                                                      1,441,197
   1,500,000 AA+       Montague, MI Public School District, Building & Site, Q-SBLF-Insured, 5.000%
                         due 5/1/22                                                                             1,585,890
   3,555,000 AA+       Newaygo, MI Public Schools GO, Q-SBLF-Insured, 5.625% due 5/1/26                         3,891,872
                       Saline, MI Area Schools GO, Series A, Q-SBLF-Insured, (Pre-Refunded -- Escrowed
                         with state and local government securities to 5/1/10 Call @ 100):
   3,145,000 AA+          5.750% due 5/1/18                                                                     3,735,033
   5,150,000 AA+          5.375% due 5/1/19                                                                     6,006,394
   4,305,000 AA+          5.375% due 5/1/21                                                                     5,020,878
   5,150,000 AA+          5.375% due 5/1/22                                                                     6,006,394
                       Stockbridge, MI Community Schools GO, Q-SBLF-Insured:
     800,000 AA+         5.400% due 5/1/16                                                                        898,152
     825,000 AA+         5.450% due 5/1/17                                                                        923,612
     600,000 AA+         5.500% due 5/1/21                                                                        671,244
   1,325,000 AA+         5.625% due 5/1/26                                                                      1,450,557
   2,250,000 AAA       West Bloomfield, MI School District, School Building & Site, MBIA-Insured,
                         5.125% due 5/1/21                                                                      2,411,933
----------------------------------------------------------------------------------------------------------------------
                                                                                                              181,746,675
----------------------------------------------------------------------------------------------------------------------
Minnesota -- 3.2%
   2,750,000 A3*       City of Minneapolis, MN Health Care System Revenue, Allina Health System,
                         Series A, 6.000% due 11/15/18                                                          3,044,058

                      See Notes to Financial Statements.

       14 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                    SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------------------------------
Minnesota -- 3.2% (continued)
$  2,500,000    AAA       Dakota County, MN Community Development Agency, MFH Revenue, Southfork
                            Apartments, FNMA-Collateralized, 5.625% due 2/1/26                               $     2,622,225
                          Eden Prairie, MN MFH Revenue, (Rolling Hills Project), Series A,
                            GNMA-Collateralized:
   1,000,000    A1*         6.150% due 8/20/31                                                                     1,096,170
   1,000,000    A1*         6.200% due 2/20/43                                                                     1,094,870
                          Elk River, MN GO, Independent School District No. 728, Series A, MBIA-Insured:
   9,500,000    Aaa*        5.375% due 2/1/20                                                                     10,535,595
   4,250,000    Aaa*        5.500% due 2/1/21                                                                      4,764,887
                          Hennepin County, MN Lease Revenue COP:
   2,955,000    AA+         5.000% due 11/15/14                                                                    3,222,989
   3,105,000    AA+         5.000% due 11/15/15                                                                    3,366,689
     150,000    NR        Minneapolis, MN Healthcare Facilities Revenue, (Ebenezer Society Project),
                            Series A, 7.000% due 7/1/12                                                              151,128
   1,400,000    A-1+      Minneapolis & St. Paul, MN Housing & Redevelopment Authority, Health Care
                            Revenue, (Children's Health Care), Series B, 0.980% due 8/15/25 (d)                    1,400,000
                          Minneapolis & St. Paul, MN Metropolitan Airports Commission, Airport Revenue,
                            FGIC-Insured:
                            Series A:
  15,720,000    AAA          5.125% due 1/1/25++                                                                  16,526,436
   2,500,000    AAA          5.250% due 1/1/25                                                                     2,655,800
                            Sub-Series C:
   8,000,000    AAA          5.250% due 1/1/26                                                                     8,479,040
   7,750,000    AAA          5.250% due 1/1/32                                                                     8,190,510
                          Minnesota State GO:
   7,400,000    AAA         5.250% due 8/1/18                                                                      8,159,610
   6,375,000    AAA         5.250% due 8/1/19                                                                      6,996,180
     500,000    A3*       Minnesota State, Higher Education Facility Authority Revenue, St. John's
                            University, Series 4-L, 5.350% due 10/1/17                                               530,320
                          Rochester, MN Electric Utility Revenue:
   1,210,000    Aa3*        5.100% due 12/1/17                                                                     1,313,987
   1,270,000    Aa3*        5.125% due 12/1/18                                                                     1,372,349
   1,335,000    Aa3*        5.200% due 12/1/19                                                                     1,439,437
   1,405,000    Aa3*        5.250% due 12/1/20                                                                     1,519,044
----------------------------------------------------------------------------------------------------------------------
                                                                                                                  88,481,324
----------------------------------------------------------------------------------------------------------------------
Mississippi -- 0.4%
  10,000,000    AAA       Mississippi Development Bank Special Obligation, Capital Project & Equipment
                            Program, Series A, AMBAC-Insured, 5.625% due 7/1/31                                   11,584,500
----------------------------------------------------------------------------------------------------------------------
Missouri -- 1.8%
   4,000,000    A-1+      The Curators of the University of Missouri, System Facilities Revenue, Series
                            A, 0.980% due 11/1/32 (d)                                                              4,000,000
   1,750,000    AAA       Mehlville, MO School District No. R-9 COP, (Missouri Capital Improvement
                            Project), FSA-Insured, 5.000% due 9/1/19                                               1,902,565
   2,400,000    A-1+      Missouri Development Finance Board, Cultural Facilities Revenue, The Nelson
                            Gallery Foundation, Series B, 0.980% due 12/1/31 (d)                                   2,400,000
                          Missouri State Health & Educational Facilities Authority:
   3,100,000    A-1+        Educational Facilities Revenue, Washington University, Series B, 0.990% due
                             9/1/30 (d)                                                                            3,100,000
                            Health Facilities Revenue:
     345,000    BBB+         Lake of the Ozarks General Hospital, 6.000% due 2/15/06                                 366,683
                             Lake Regional Health System Project:
   1,200,000    BBB+           5.125% due 2/15/18                                                                  1,223,868
   2,000,000    BBB+           5.600% due 2/15/25                                                                  2,069,320
   1,000,000    BBB+           5.700% due 2/15/34                                                                  1,040,000

                      See Notes to Financial Statements.

       15 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                    SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------------------
Missouri -- 1.8% (continued)
                          North Kansas City, MO Hospital Revenue, North Kansas City Hospital, Series A,
                            FSA Insured:
$  1,000,000    AAA         5.000% due 11/15/23                                                            $     1,058,230
     900,000    AAA         5.000% due 11/15/24                                                                    951,678
     750,000    AAA         5.000% due 11/15/28                                                                    786,983
   1,000,000    AAA         5.125% due 11/15/33                                                                  1,059,920
   1,000,000    Aaa*      Poplar Bluff, MO Public Building Corp., Leasehold Revenue, MBIA-Insured, 5.250%
                            due 9/1/22                                                                           1,100,610
   1,615,000    AAA       St. Charles County, MO IDA, Industrial Revenue Refunding, Westchester Village
                            Apartments, Series A, FNMA-Collateralized, 6.050% due 2/1/17                         1,688,725
                          St. Louis, MO Airport Revenue, Airport Development Program, Series A,
                            MBIA-Insured:
   6,420,000    AAA         5.125% due 7/1/22                                                                    6,828,312
  19,000,000    AAA         5.250% due 7/1/31++                                                                 20,135,440
----------------------------------------------------------------------------------------------------------------------
                                                                                                                49,712,334
----------------------------------------------------------------------------------------------------------------------
Montana -- 0.9%
  33,275,000    NR        Montana State Board of Investment Resource Recovery Revenue, (Yellowstone
                            Energy L.P. Project), 7.000% due 12/31/19 (b)++                                     23,816,581
----------------------------------------------------------------------------------------------------------------------
Nevada -- 0.1%
   2,000,000    AAA       Clark County, NV IDR Refunding, (Nevada Power Co. Project), Series
                            C, AMBAC/TCRS-Insured, 7.200% due 10/1/22                                            2,071,840
----------------------------------------------------------------------------------------------------------------------
New Hampshire -- 0.0%
                          New Hampshire Higher Education & Health Facilities Authority Revenue:
     370,000    NR          First Mortgage -- Odd Fellows Home, 9.000% due 6/1/14                                  389,662
     220,000    BBB-        New London Hospital Association Project, 7.500% due 6/1/05                             232,685
----------------------------------------------------------------------------------------------------------------------
                                                                                                                   622,347
----------------------------------------------------------------------------------------------------------------------
New Jersey -- 8.5%
     870,000    AAA       Essex County, NJ Improvement Authority, Mortgage Revenue Refunding, Hampton
                            Valley Apartments, Series A, MBIA/FHA-Insured, 5.650% due 1/1/15                       881,928
   2,390,000    AAA       Freehold Township Board of Education, State Aid Withholding,
                            MBIA-Insured, 5.000% due 7/15/22                                                     2,530,508
   9,000,000    BBB       Middlesex County, NJ PCA, PCR Refunding Bonds, Series 2002, (Amerada Hess Corp.
                            Project), 5.750% due 9/15/32                                                         9,078,210
                          New Jersey EDA:
     880,000    NR          Economic Development Revenue Refunding, Holt Hauling & Warehousing, Series
                             G, 8.400% due 12/15/15 (g)                                                            501,600
   2,000,000    NR          First Mortgage Revenue, (The Presbyterian Home at Montgomery Project), Series
                             A, 6.375% due 11/1/31                                                               2,029,660
  30,450,000    Baa1*       PCR Refunding, (PSEG Power LLC Project), 5.000% due 3/1/12++                        31,545,591
   8,990,000    AA-         School Facilities Construction, Series F, 5.000% due 6/15/28                         9,410,822
                            Special Facility Revenue, (Continental Airlines Inc. Project):
   3,890,000    CCC+         5.500% due 4/1/28 (b)                                                               2,924,424
  11,030,000    B            7.000% due 11/15/30 (b)                                                            10,335,882
                          New Jersey Health Care Facilities Financing Authority Revenue:
   2,500,000    BB          Rahway Hospital Obligated Group, 5.000% due 7/1/08                                   2,460,725
                            Robert Wood Johnson University Hospital:
   2,280,000    A+           5.500% due 7/1/14                                                                   2,510,873
   1,000,000    A+           5.600% due 7/1/15                                                                   1,100,340
   2,045,000    A+           5.700% due 7/1/20                                                                   2,197,312
   1,500,000    Baa1*       St. Peter's University Hospital, Series A, 6.875% due 7/1/30                         1,642,320

                      See Notes to Financial Statements.

       16 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                    SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------------------
New Jersey -- 8.5% (continued)
$    500,000    AAA       New Jersey State Educational Facilities Authority Revenue, Ramapo College,
                            Series D, AMBAC-Insured, 5.000% due 7/1/25                                     $       523,690
                          New Jersey State Transportation Trust Fund Authority, Transportation System
                            Revenue, Series B, MBIA-Insured:
  18,310,000    AAA          5.000% due 12/15/21++                                                              19,347,445
   2,000,000    AAA          Call 12/15/11 @ 100, 6.000% due 12/15/19 (c)                                        2,462,000
   2,200,000    A         South Jersey Port Corp., NJ Revenue, 5.000% due 1/1/23                                 2,293,940
                          Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds:
  92,935,000    BBB         5.750% due 6/1/32++                                                                 86,218,588
  49,565,000    BBB         6.125% due 6/1/42++                                                                 44,896,473
----------------------------------------------------------------------------------------------------------------------
                                                                                                               234,892,331
----------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.0%
   1,000,000    BBB       Farmington, NM PCR Refunding, Southern California Edison Co., Series A,
                            7.200% due 4/1/21                                                                    1,000,260
----------------------------------------------------------------------------------------------------------------------
New York -- 4.9%
                          Metropolitan Transportation Authority of New York, Series A, FGIC-Insured:
                            Dedicated Tax Fund:
   5,130,000    AAA          5.250% due 11/15/23                                                                 5,529,883
  10,465,000    AAA          Pre-Refunded -- Escrowed with state and local government securities to
                               4/1/10 Call @ 100, 5.875% due 4/1/25                                             12,509,966
   7,500,000    AAA         State Service Contract Refunding, 5.000% due 7/1/22                                  7,982,625
  11,750,000    AAA       Nassau County, NY Nassau Healthcare Corp., Health Systems Revenue,
                            FSA-Insured, 5.500% due 8/1/19                                                      13,186,790
                          New York City, NY Municipal Water Financing Authority, Water & Sewer System
                            Revenue, Series B:
   5,000,000    AA           Pre-Refunded -- Escrowed with state and local government securities to
                               6/15/10 Call @ 101, 6.000% due 6/15/33                                            6,086,900
   3,000,000    AA           Unrefunded Balance, 6.000% due 6/15/33                                              3,572,730
   6,000,000    AAA       New York City, NY Transit Authority, Metropolitan Transportation Authority,
                            Triborough Bridge and Tunnel Authority COP, AMBAC-Insured, 5.875% due 1/1/30         6,886,380
                          New York City, NY Transitional Finance Authority, New York City Recovery Bonds:
     300,000    A-1+        Series 1, Sub-Series 1-C, 0.970% due 11/1/22 (d)                                       300,000
   1,000,000    A-1+        Series 3, Sub-Series 3-H, SPA-Bank of New York, 0.970% due 11/1/22 (d)               1,000,000
                          New York, NY GO:
  11,200,000    A-1+        0.940% due 8/1/20 (d)                                                               11,200,000
   1,000,000    Aaa*        Series B-1, (Call 8/15/04 @ 101), 7.000% due 8/15/16 (c)                             1,037,280
   1,645,000    A-1+        Series B-2, Sub-Series B-5, MBIA-Insured, 0.960% due 8/15/11 (d)                     1,645,000
                          New York State Dormitory Authority:
   5,000,000    AAA         City University System, Consolidated Third General Resolution Revenue, Series
                             2, MBIA-Insured, (Call 7/1/04 @ 100), 6.250% due 7/1/19 (c)                         5,087,250
   2,660,000    AA-         Department of Education of the State of New York Issue, 5.000% due 7/1/24            2,795,687
   7,000,000    AAA         Lease Revenue, Court Facilities, City of New York Issue,
                             AMBAC-Insured, 5.750% due 5/15/30                                                   7,935,410
  10,000,000    AAA         State University Additional Facilities, Series B, FSA-Insured, (Call 5/15/10
                             @ 101), 5.500% due 5/15/30 (c)                                                     11,861,800
                          New York State Thruway Authority, Highway & Bridge Transportation Fund, Series
                            B-1, FGIC-Insured:
   2,305,000    AAA          5.400% due 4/1/17                                                                   2,557,490
   2,000,000    AAA          5.500% due 4/1/18                                                                   2,273,440

                      See Notes to Financial Statements.

       17 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                    SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------------------------------
New York -- 4.9% (continued)
                             Call 4/1/10 @101:
$  6,595,000    AAA            5.500% due 4/1/19 (c)                                                         $     7,801,687
   5,950,000    AAA            5.600% due 4/1/20 (c)                                                               7,072,170
                          The Port Authority of NY & NJ:
  10,495,000    AA-         Consolidated Bonds, One Hundred Thirty-Second Series, 5.000% due 9/1/26               11,048,821
     400,000    VMIG1*      Versatile Structure Obligation, Series 5, 0.970% due 8/1/24 (d)                          400,000
   1,000,000    AAA       St. Lawrence County, NY IDA, Civic Facilities Revenue, (St. Lawrence University
                            Project), Series A, MBIA-Insured, 5.375% due 7/1/18                                    1,102,920
   3,000,000    AAA       Triborough Bridge & Tunnel Authority of New York, General Purpose Revenue
                            Bonds, Series B, (Call 1/1/22 @ 100), 5.500% due 1/1/30 (c)                            3,465,270
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 134,339,499
-----------------------------------------------------------------------------------------------------------------------
North Carolina -- 1.2%
                          Charlotte, NC COP, (2003 Governmental Facilities Project), Series G:
   3,500,000    AA+         5.250% due 6/1/23                                                                      3,787,280
   3,000,000    AA+         5.000% due 6/1/24                                                                      3,151,590
   1,500,000    AAA       Charlotte, NC Water & Sewer Systems Revenue, (Pre-Refunded -- Escrowed with
                            state and local government securities to 6/1/09 Call @ 101), 5.250% due 6/1/24         1,737,150
   1,145,000    AAA       Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15                                    1,326,265
   5,230,000    AAA       Durham County, NC MFH Revenue, Alston Village Apartments, FNMA-Collateralized,
                            5.650% due 3/1/34 (b)                                                                  5,768,324
                          Greensboro, NC Combined Enterprise System Revenue, Series A:
     515,000    AA+         5.125% due 6/1/20                                                                        558,342
     250,000    AA+         5.125% due 6/1/21                                                                        269,397
  14,500,000    AAA       North Carolina State, Public Improvement, Series A, (Call 3/1/11 @ 102), 5.000%
                            due 3/1/18 (c)++                                                                      16,863,210
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                  33,461,558
-----------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
   1,000,000    AAA       Burleigh County, ND Health Care Revenue, Medcenter One Inc.,
                            MBIA-Insured, 5.250% due 5/1/13                                                        1,100,110
-----------------------------------------------------------------------------------------------------------------------
Ohio -- 9.3%
                          Akron, Bath and Copley, OH Joint Township Hospital District, Hospital
                            Revenue, (Akron General Medical Center Project), AMBAC-Insured:
  12,230,000    AAA          5.375% due 1/1/17                                                                    13,358,829
   1,500,000    AAA          5.375% due 1/1/22                                                                     1,592,580
   2,550,000    AAA       Avon Lake, OH City School District, FGIC-Insured, 5.500% due 12/1/26                     2,822,544
   2,840,000    Aaa*      Brecksville-Broadview Heights, OH City School District, FGIC-Insured, 6.500%
                            due 12/1/16                                                                            3,262,308
                          Canton, OH City School District GO, Variable Purpose, Series A, MBIA-Insured:
   6,000,000    AAA         5.500% due 12/1/20                                                                     6,792,000
   5,500,000    AAA         5.625% due 12/1/23                                                                     6,238,815
                          Clermont County, OH Hospital Facilities Revenue, Mercy Health System, Series
                            B, AMBAC-Insured:
   3,415,000    AAA          5.625% due 9/1/16                                                                     3,838,733
   1,000,000    AAA          5.625% due 9/1/21                                                                     1,109,790
                          Cleveland, OH Waterworks Improvement and Refunding, First Mortgage
                            Revenue, Series H, MBIA-Insured:
   1,000,000    AAA          5.625% due 1/1/13                                                                     1,091,810
     985,000    AAA          Pre-Refunded -- Escrowed with state and local government securities to
                               1/1/06 Call @ 102, 5.700% due 1/1/14                                                1,083,579
      15,000    AAA          Unrefunded Balance, 5.700% due 1/1/14                                                    15,907

                      See Notes to Financial Statements.

       18 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                    SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------------------------------
Ohio -- 9.3% (continued)
                          Cuyahoga County, OH:
$  3,000,000    VMIG1*      Cleveland Clinic Health System Obligated Group, Series B-1, LOC-J.P. Morgan
                             Chase Bank, 1.000% due 1/1/35 (d)                                               $     3,000,000
     500,000    NR          Healthcare Facilities Revenue, Judson Retirement Community, Series A,
                             7.000% due 11/15/10                                                                     534,715
                            Hospital Revenue:
                             Metrohealth System Project, MBIA-Insured:
   1,000,000    AAA            5.625% due 2/15/17                                                                  1,108,430
   5,935,000    AAA            Series A, 5.250% due 2/15/19                                                        6,426,715
                             University Hospitals Health System Inc., AMBAC-Insured:
   2,500,000    AAA            5.400% due 1/15/19                                                                  2,752,500
   9,000,000    AAA            5.500% due 1/15/30                                                                  9,809,550
     660,000    Aa*       Delaware County, OH Health Care Facilities Revenue, Centrum At Willow
                            Brook, FHA-Insured, 6.550% due 2/1/35                                                    706,391
   1,000,000    AAA       Greater Cincinnati, OH Elderly HDC Mortgage Revenue, Cambridge Apartments,
                            Series A, FHA-Insured, 6.600% due 8/1/25                                               1,027,760
   5,400,000    Aaa*      Greene County, OH Sewer System Revenue, Governmental Enterprise, AMBAC-Insured,
                            5.625% due 12/1/25                                                                     6,136,938
                          Hamilton County, OH Sales Tax Revenue, Sub-Series B, AMBAC-Insured:
   3,135,000    Aaa*        5.250% due 12/1/18                                                                     3,483,769
   3,610,000    Aaa*        5.250% due 12/1/19                                                                     3,977,281
  12,650,000    Aaa*        5.250% due 12/1/32                                                                    13,606,846
   2,000,000    AAA       Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21                                       2,177,460
   1,000,000    AA-       Lorain County, Ohio Hospital Revenue, Catholic Healthcenter, 5.500% due 10/1/17          1,078,590
                          Lucas County, OH Hospital Revenue, Promedica Healthcare Obligation Group,
                            AMBAC-Insured:
  10,000,000    AAA          5.375% due 11/15/23                                                                  10,768,500
  27,050,000    AAA          5.375% due 11/15/29++                                                                28,815,553
   1,000,000    Aaa*      Madison, OH Local School District, Butler County, MBIA-Insured, State Aid
                            Withholding, 5.750% due 12/1/26                                                        1,140,550
                          Mason, OH COP, (Municipal Facilities Project), MBIA-Insured:
   1,025,000    Aaa*        5.000% due 12/1/17                                                                     1,115,395
   1,075,000    Aaa*        5.000% due 12/1/18                                                                     1,161,527
   1,080,000    Aaa*        5.000% due 12/1/19                                                                     1,166,929
   1,000,000    BBB+      Miami County, OH Hospital Facilities, Upper Valley Medical Center, Series
                            A, 6.000% due 5/15/06                                                                  1,067,990
   4,325,000    Aaa*      Milford, OH Exempt Village School District, School Improvement,
                            FSA-Insured, 5.125% due 12/1/30                                                        4,560,540
                          New Albany, OH Community Authority, Community Facilities Revenue, Series
                            B, AMBAC-Insured:
   2,700,000    AAA          5.125% due 10/1/21                                                                    2,915,568
   5,500,000    AAA          5.200% due 10/1/24                                                                    5,904,470
   1,630,000    AA-       New Lexington, OH City School District, School Improvement, 5.375% due 12/1/21           1,808,094
  17,750,000    Baa3*     Ohio State Air Quality Development Authority, PCR Refunding, (The Cleveland
                            Electric Illuminating Co. Project), Series A, 6.000% due 12/1/13++                    18,501,358
   2,725,000    AA        Ohio State Building Authority, State Facilities, (Administration Building Fund
                            Project), Series A, 5.000% due 10/1/15                                                 2,980,224
  13,000,000    AA+       Ohio State Common Schools GO, Series D, 2.450% due 3/15/24                              13,202,800
                          Ohio State Higher Educational Facility Commission Revenue:
   2,875,000    A2*         John Carroll University Project, 5.850% due 4/1/20                                     3,223,479
   6,000,000    AA          Oberlin College 2003 Project, 5.125% due 10/1/24                                       6,394,740

                      See Notes to Financial Statements.

       19 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                    SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------------------
Ohio -- 9.3% (continued)
                            University of Dayton Project, AMBAC-Insured:
$  3,380,000    AAA          5.500% due 12/1/25                                                            $     3,762,109
  11,710,000    AAA          5.500% due 12/1/30                                                                 12,967,303
   1,000,000    Baa1*     Ohio State Water Development Authority, Pollution Control Facilities Revenue,
                            (Ohio Edison Co. Project), 5.950% due 5/15/29                                        1,000,210
   5,000,000    Aaa*      Plain, OH Local School District, FGIC-Insured, 5.000% due 12/1/25                      5,268,850
   1,305,000    Aaa*      River Valley, OH Local School District, School Facilities Construction &
                            Improvement, FSA-Insured, 5.250% due 11/1/21                                         1,419,736
   7,410,000    A3*       Steubenville, OH Hospital Facilities Revenue, Refunding and Improvement,
                            Trinity Health System Obligated Group, 6.500% due 10/1/30                            7,966,046
                          University of Cincinnati, OH General Receipts, Series A, FGIC-Insured:
   2,000,000    AAA         5.000% due 6/1/20                                                                    2,156,620
   2,500,000    AAA         5.000% due 6/1/21                                                                    2,681,025
   6,310,000    AAA         5.250% due 6/1/24                                                                    6,819,848
   2,000,000    A-1+      University of Toledo, General Receipts Bonds, 0.980% due 6/1/32 (d)                    2,000,000
   3,250,000    AAA       Warrensville Heights, OH City School District, School Improvement,
                            FGIC-Insured, 5.750% due 12/1/24                                                     3,753,815
                          Waterloo, OH Local School District GO, Classroom Facilities Improvement, State
                            Aid Withholding, FGIC-Insured:
   3,000,000    Aaa*         5.125% due 12/1/21                                                                  3,230,970
   2,000,000    Aaa*         5.125% due 12/1/24                                                                  2,132,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                               256,920,089
----------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.4%
                          Tulsa, OK GO:
   2,100,000    AA          5.000% due 3/1/18                                                                    2,228,184
   2,100,000    AA          5.000% due 3/1/19                                                                    2,216,676
   2,000,000    AA          5.000% due 3/1/20                                                                    2,100,220
   1,975,000    AA        Tulsa, OK Industrial Authority, Hospital Revenue, (St. John's Medical Center
                            Project), (Call 2/15/06 @ 100), 6.250% due 2/15/17 (c)                               2,165,430
   1,000,000    A+        Woods County, OK IDA, IDR Refunding, (Cargill Inc. Project), 6.250% due 10/1/14        1,043,870
----------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,754,380
----------------------------------------------------------------------------------------------------------------------
Oregon -- 1.7%
                          Clackamas County, OR Hospital Facilities Authority Revenue Refunding, Legacy
                            Health System:
   2,000,000    AA          5.750% due 5/1/15                                                                    2,236,320
   8,000,000    AA          5.250% due 5/1/21                                                                    8,439,120
   6,665,000    Aaa*      Clackamas County, OR School District No. 007J Lake Oswego, MBIA-Insured, 5.000%
                            due 6/1/22                                                                           7,058,702
   2,000,000    AAA       Oregon State Department of Administrative Services, Lottery Revenue, Series
                            A, FSA-Insured, (Call 4/1/12 @ 100), 5.500% due 4/1/18 (c)                           2,280,800
   3,000,000    AA+       Oregon State Department of Transportation, Highway User Tax Revenue, Series
                            A, 5.125% due 11/15/26                                                               3,193,560
                          Oregon State GO:
     365,000    AA          Elderly & Disabled Housing Refunding, Series B, 6.375% due 8/1/24                      369,719
   8,410,000    AA          Veterans' Welfare, Series 82, 5.375% due 12/1/31                                     9,062,700
   2,885,000    AA          Portland, OR Community College District, Series A, 5.000% due 6/1/18                 3,107,953
                          Washington County, OR GO:
   4,330,000    Aa2*        5.000% due 6/1/21                                                                    4,580,187
   6,490,000    Aa2*        5.125% due 6/1/23                                                                    6,828,064
----------------------------------------------------------------------------------------------------------------------
                                                                                                                47,157,125
----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

       20 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT    RATING(a)                                    SECURITY                                           VALUE
-----------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 3.0%
$  1,000,000 A-1+      Allegheny County, PA Hospital Development Authority Revenue, UPMC Senior
                         Communities, Inc., FNMA-Collateralized, 0.950% due 7/15/28 (d)                 $     1,000,000
                       Kennett, PA Consolidated School District, State Aid Withholding, Series A,
                         FGIC-Insured:
   1,040,000 Aaa*        5.000% due 2/15/18                                                                   1,121,962
   1,270,000 Aaa*        5.100% due 2/15/19                                                                   1,378,712
   1,350,000 Aaa*        5.125% due 2/15/20                                                                   1,460,173
   1,535,000 Aaa*        5.125% due 2/15/21                                                                   1,655,912
   1,680,000 Aaa*        5.200% due 2/15/23                                                                   1,797,197
   5,500,000 BBB+      Lebanon County, PA Health Facilities Authority, Hospital Revenue, (Good
                         Samaritan Hospital Project), 5.800% due 11/15/22                                     5,668,135
   1,605,000 AAA       Northampton County, PA General Purpose Authority, County Agreement
                         Revenue, FSA-Insured, 5.000% due 10/1/19                                             1,739,916
                       Pennsylvania Economic Development Financing Authority, Resource Recovery
                         Revenue, (Northampton Generating Project), Sub-Series C:
   1,700,000 NR           6.875% due 1/1/11 (b)                                                               1,720,519
  12,000,000 NR           6.950% due 1/1/21 (b)                                                              12,104,520
                       Pennsylvania Higher Educational Facilities Authority Revenue, Widener
                         University:
   1,150,000 BBB+        5.250% due 7/15/24                                                                   1,180,740
   4,000,000 BBB+        5.400% due 7/15/36                                                                   4,124,280
                       Philadelphia, PA Hospitals & Higher Education Facilities Authority:
     200,000 A-1+        Hospital Revenue, (The Children's Hospital of Philadelphia Project), Series
                          B, 0.980% due 7/1/25 (d)                                                              200,000
     500,000 Baa3*       Hospital Revenue Refunding, PA Hospital, 6.250% due 7/1/06 (e)                         556,190
                       Philadelphia, PA School District GO, State Aid Withholding, Series A,
                         FSA-Insured:
     855,000 AAA         5.750% due 2/1/17                                                                      986,901
     755,000 AAA         5.750% due 2/1/20                                                                      862,437
     565,000 AAA         5.750% due 2/1/21                                                                      643,535
  11,600,000 AAA         5.750% due 2/1/30                                                                   13,075,752
                       State Public School Building Authority, PA School Lease Revenue, (The School
                         District of Philadelphia Project), FSA-Insured:
  12,915,000 AAA          5.250% due 6/1/24                                                                  13,975,063
  16,000,000 AAA          5.250% due 6/1/25++                                                                17,249,600
----------------------------------------------------------------------------------------------------------------------
                                                                                                             82,501,544
----------------------------------------------------------------------------------------------------------------------
Rhode Island -- 0.2%
                       Rhode Island Health & Educational Building Corp.:
     600,000 A-1         Educational Institution Revenue, St. Andrew's School Issue-Series
                          1999, 1.000% due 12/1/29 (d)                                                          600,000
     800,000 A-1         Hospital Financing Revenue, Care New England Issue-Series 2002-A, 1.000% due
                          9/1/32 (d)                                                                            800,000
   3,000,000 AAA       Rhode Island State Economic Development Corp., Airport Revenue, Series B,
                         FGIC-Insured, 6.000% due 7/1/28                                                      3,490,860
----------------------------------------------------------------------------------------------------------------------
                                                                                                              4,890,860
----------------------------------------------------------------------------------------------------------------------
South Carolina -- 7.3%
                       Building Equity Sooner For Tomorrow, SC Installment Purchase Revenue, (The
                         School District of Greenville County, SC Project):
   9,860,000 AA-          5.875% due 12/1/19                                                                 11,360,791
   7,195,000 AA-          6.000% 12/1/20                                                                      8,367,929
 104,825,000 AA-          5.500% due 12/1/28++                                                              112,800,086
   1,870,000 AA+       Charleston County, SC Capital Improvement, 5.250% due 5/1/21                           2,023,826

                      See Notes to Financial Statements.

       21 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                        SECURITY                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 7.3% (continued)
$  2,470,000    AAA       South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Series B, MBIA-Insured,
                            5.250% due 4/1/26                                                                     $     2,644,456
                          South Carolina Transportation Infrastructure Bank Revenue, Series A, AMBAC-Insured,
                            Pre-Refunded -- Escrowed with state and local government securities to 10/1/11
                            Call @ 100:
  27,250,000    Aaa*         5.100% due 10/1/27++                                                                      31,724,450
  27,500,000    Aaa*         5.125% due 10/1/31++                                                                      32,062,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      200,983,788
------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 3.9%
   1,000,000    VMIG1*    Blount County, TN Public Building Authority, Series A-3-A, AMBAC-Insured,
                            0.990% due 6/1/26 (d)                                                                       1,000,000
                          Chattanooga, TN Electrical Revenue:
   1,600,000    AA         5.200% due 9/1/16                                                                            1,786,880
   1,600,000    AA         5.250% due 9/1/17                                                                            1,779,840
   1,600,000    AA         5.250% due 9/1/18                                                                            1,767,632
   6,300,000    AA         5.375% due 9/1/25                                                                            6,792,723
  18,000,000    AAA       Chattanooga, TN IDB Lease/Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30++                  19,600,380
   1,000,000    AAA       Franklin, TN IDB MFH Revenue, (Landings Apartment Project), Series A,
                            FSA-Insured, 5.900% due 10/1/16                                                             1,059,810
  11,000,000    NR        Hardeman County, TN Correctional Facilities Corp., Correctional Facilities Revenue,
                            7.750% due 8/1/17                                                                          11,583,660
                          Memphis-Shelby County, TN Sports Authority Inc. Revenue, (Memphis Arena Project),
                            AMBAC-Insured:
   6,915,000    AAA          Series A, 5.125% due 11/1/22                                                               7,447,870
   5,665,000    AAA          Series B, 5.125% due 11/1/21                                                               6,140,293
                          Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds:
   2,985,000    VMIG1*     Series IV-B-7, FSA-Insured, SPA-J.P. Morgan Chase Bank, 0.990% due 6/1/20 (d)                2,985,000
     500,000    VMIG1*     Series IV-C-2, FSA-Insured, SPA-J.P. Morgan Chase Bank, 0.990% due 6/1/20 (d)                  500,000
   1,100,000    VMIG1*     Series IV-D-1, AMBAC-Insured, SPA-J.P. Morgan Chase Bank, 0.990% due 6/1/20 (d)              1,100,000
   1,400,000    VMIG1*     Series IV-E-3, AMBAC-Insured, SPA-J.P. Morgan Chase Bank, 0.990% due 6/1/24 (d)              1,400,000
   1,500,000    VMIG1*     Series IV-E-5, AMBAC-Insured, SPA-J.P. Morgan Chase Bank, 0.990% due 6/1/20 (d)              1,500,000
   1,000,000    VMIG1*     Series IV-H-2, AMBAC-Insured, 0.990% due 6/1/27 (d)                                          1,000,000
   6,000,000    VMIG1*     Series IV-I-2, AMBAC-Insured, SPA-J.P. Morgan Chase Bank, 0.990% due 6/1/27 (d)              6,000,000
  14,000,000    AA        Tennessee Housing Development Agency, Mortgage Finance Program, Series A,
                            5.200% due 7/1/23                                                                          14,608,720
                          Tennessee State GO, Series A:
   3,810,000    AA         5.250% due 3/1/17                                                                            4,198,010
   4,000,000    AA         5.250% due 3/1/18                                                                            4,381,680
   7,300,000    AA-       Tennessee State School Board Authority, Higher Education Facilities, Second Program,
                            Series A, 5.625% due 5/1/30                                                                 8,025,255
                          Williamson County, TN GO:
   1,500,000    Aa1*       5.000% due 3/1/18                                                                            1,613,460
   1,895,000    Aa1*       Rural Schools, 5.000% due 3/1/18                                                             2,038,338
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      108,309,551
------------------------------------------------------------------------------------------------------------------------------
Texas -- 3.3%
     685,000    A         Austin, TX Housing Finance Corp., MFH Revenue, (Stassney Woods Apartments Project),
                            6.500% due 10/1/10                                                                            699,823
   3,200,000    A-1+      Bell County, TX Health Facilities Development Corp., (Scott and White Memorial Hospital
                            and Scott, Sherwood and Brindley Foundation Project) Series 2001-1, MBIA Insured,
                            SPA-J.P. Morgan Chase Bank, 1.000% due 8/15/31 (d)                                          3,200,000

                      See Notes to Financial Statements.

       22 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                    SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------------------
Texas -- 3.3% (continued)
$  1,000,000    AAA       Brazos County, TX Health Facilities Development Corp., Franciscan Services
                            Corp., Series A, MBIA-Insured, 5.375% due 1/1/17                               $     1,099,470
   2,600,000    BBB-      Brownsville, TX Naval District, (Union Carbide Corp. Project), 5.100% due 1/1/12       2,492,880
   5,520,000    AAA       Burleson, TX ISD, Unrefunded Balance, PSFG, 6.750% due 8/1/24                          6,168,710
                          Dallas-Fort Worth, TX International Airport Facilities Improvement Corp.
                            Revenue, American Airlines Inc.:
   6,470,000    CCC          6.375% due 5/1/35 (b)                                                               4,584,513
  17,000,000    CCC          Series B, 6.050% due 5/1/29 (b)++                                                  16,026,070
   2,280,000    A3*       El Paso County, TX Housing Finance Corp., MFH Revenue, Las Lomas
                            Apartments, Series A, 6.375% due 12/1/29                                             2,417,461
   2,500,000    A-1+      Guadalupe-Blanco River Authority, PCR Refunding Bonds, (Central Power & Light
                            Company Project), LOC-Barclays Bank PLC, 0.980% due 11/1/15 (d)                      2,500,000
   1,000,000    VMIG1*    Gulf Coast IDA, TX Exempt Facilities Industrial Revenue, (BP Global Power Corp.
                            Project), 1.030% due 4/1/38 (b)(d)                                                   1,000,000
     100,000    A-1+      Gulf Coast Waste Disposal Authority, TX Environmental Facilities Revenue, (BP
                            Amoco Chemical Co. Project), 1.030% due 5/1/38 (b)(d)                                  100,000
   1,200,000    BBB-      Gulf Coast Waste Disposal Authority, TX PCR, (Union Carbide Corp.
                            Project), 5.100% due 1/1/12                                                          1,150,560
                          Harris County, TX Health Facilities Development Corp.:
                            Hospital Revenue:
     115,000    A2*          Memorial Hospital System Project, (Pre-Refunded -- Escrowed with state and
                               local government securities to 6/1/04 Call @ 100), 7.125% due 6/1/15                116,712
   2,000,000    AAA          School Health Care System, Series B, 5.750% due 7/1/27 (e)                          2,376,060
   2,410,000    AA           Texas Children's Hospital Project, Series A, 5.375% due 10/1/16                     2,557,420
     400,000    A-1+        Special Facilities Revenue, (Texas Medical Center Project), Series B,
                             FSA-Insured, 1.000% due 5/15/29 (d)                                                   400,000
   6,950,000    A-1+        St. Luke's Episcopal Hospital, Series B, SPA-J.P. Morgan Chase Bank, 1.000%
                             due 2/15/31 (d)                                                                     6,950,000
   2,800,000    VMIG1*      Young Men's Christian Association of the Greater Houston Area, LOC-Bank One
                             Texas N.A., 1.000% due 7/1/34 (d)                                                   2,800,000
   1,045,000    AAA       Houston, TX Community College System Revenue, Student Fee, MBIA-Insured, (Call
                            4/15/07 @ 100), 5.650% due 4/15/15 (c)                                               1,174,507
                          Lubbock, TX Health Facilities Development Corp. Revenue, St. Joseph Health
                            Systems:
   2,500,000    AA-         5.250% due 7/1/13                                                                    2,653,200
   3,635,000    AA-         5.250% due 7/1/14                                                                    3,842,849
   1,000,000    AAA       Midland County, TX Hospital District Revenue, AMBAC-Insured, 5.375% due 6/1/16         1,098,860
   9,000,000    AAA       North Central, TX Health Facility Development Corp. Revenue, (Zale Lipshy
                            University Project), FSA-Insured, 5.450% due 4/1/15                                 10,019,610
     220,000    NR        Rusk County, TX Health Facilities Corp., Hospital Revenue, (Henderson Memorial
                            Hospital Project), 7.750% due 4/1/13                                                   222,389
     250,000    Baa3*     Tarrant County, TX Health Facilities Development Corp., Fort Worth Osteopathic
                            Hospital, Inc., Hospital Revenue Refunding and Improvement, Unrefunded
                            Balance, 7.000% due 5/15/28                                                            250,618
                          Texas General Services Commission Partnership Interests COP, (Office Building &
                            Land Acquisition Project):
     130,000    A-           7.000% due 8/1/14                                                                     139,394
     330,000    A-           7.000% due 8/1/24                                                                     352,532
   9,035,000    Aa1*      Texas State GO, Veterans Housing Assistance, Series B-4, 6.700% due 12/1/24 (b)        9,071,592

                      See Notes to Financial Statements.

       23 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT       RATING(a)                                    SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------------------
Texas -- 3.3% (continued)
                          Tyler, TX Health Facilities Development Corp., (East Texas Medical Center
                            Project):
$  1,350,000    AAA         Series A, MBIA-Insured, 5.500% due 11/1/17                                     $     1,505,358
   1,000,000    AAA         Series B, FSA-Insured, 5.500% due 11/1/17                                            1,115,080
   3,000,000    AAA         Series C, FSA-Insured, 5.500% due 11/1/17                                            3,345,240
----------------------------------------------------------------------------------------------------------------------
                                                                                                                91,430,908
----------------------------------------------------------------------------------------------------------------------
Vermont -- 0.2%
                          Vermont Educational and Health Buildings Financing Agency Revenue, (Norwich
                            University Project):
   1,250,000    Baa1*        5.300% due 9/1/23                                                                   1,286,638
   2,650,000    Baa1*        5.500% due 9/1/28                                                                   2,741,081
   1,750,000    Baa1*        5.500% due 9/1/33                                                                   1,798,178
----------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,825,897
----------------------------------------------------------------------------------------------------------------------
Virginia -- 2.9%
                          Arlington County, VA IDA MFH Mortgage Revenue:
                            Sr. Lien, Arlington Housing Corp., (Call 7/1/05 @ 102):
     705,000    A            6.300% due 7/1/16 (c)                                                                 767,766
     750,000    A            6.350% due 7/1/20 (c)                                                                 817,267
   1,000,000    A            6.375% due 7/1/25 (c)                                                               1,090,020
   1,000,000    A           Woodbury Park Apartments, Series A, 5.350% due 7/1/18                                1,021,160
                          County of Chesterfield, VA IDA, PCR, (Virginia Electric and Power Co.
                            Project), Remarketed 11/8/02:
  12,500,000    A3*          5.500% due 10/1/09                                                                 13,488,000
   4,000,000    A3*          Series B, 5.875% due 6/1/17                                                         4,402,720
     200,000    AAA       Fairfax County, VA Redevelopment & Housing Authority, MFH Revenue Refunding,
                            Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17               212,806
   1,425,000    AAA       Harrisonburg, VA Redevelopment & Housing Authority, MFH Revenue
                            Refunding, (Battery Heights Associates), Series A,
                            GNMA-Collateralized/FHA-Insured, 6.100% due 4/20/16                                  1,505,028
  15,000,000    A3*       Louisa, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed
                            11/8/02, 5.250% due 12/1/08++                                                       16,190,700
   2,160,000    AA+       Norfolk, VA Redevelopment & Housing Authority, Educational Facilities Revenue,
                            Tidewater Community College Campus, (Call 11/1/05 @ 102), 5.875% due 11/1/15
                            (c)                                                                                  2,372,458
     500,000    AAA       Prince William County, VA IDA, Potomac Place Revenue Refunding, Series
                            A, GNMA-Collateralized, 6.250% due 12/20/27                                            539,125
  12,265,000    AAA       Virginia State Housing Development Authority, Commonwealth Mortgage
                            Revenue, Series J, Sub-Series J-1, MBIA-Insured, 5.200%, due 7/1/19                 12,702,125
  21,500,000    A3*       York County, VA IDA, PCR, (Virginia Electric and Power Co. Project),
                            Remarketed 11/8/02, 5.500% due 7/1/09++                                             23,199,360
----------------------------------------------------------------------------------------------------------------------
                                                                                                                78,308,535
----------------------------------------------------------------------------------------------------------------------
Washington -- 0.3%
   5,450,000    A-1+      Washington State Health Care Facilities Authority Revenue, Providence Services,
                            Series A, MBIA-Insured, SPA-J.P. Morgan Chase Bank, 1.000% due 12/1/30 (d)           5,450,000
   1,300,000    VMIG1*    Washington State Housing Finance Commission, Nonprofit Housing Revenue,
                            Rockwood Retirement Program, Series A, 1.000% due 1/1/30 (d)                         1,300,000
     250,000    AAA       Washington State Public Power Supply System, (Nuclear Project No. 1), Series
                            B, FGIC/TCRS-Insured, 7.125% due 7/1/16                                                333,248
----------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,083,248
----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

       24 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           FEBRUARY 29, 2004


    FACE
   AMOUNT    RATING(a)                                       SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------------------------------
West Virginia -- 0.4%
$  4,190,000 BBB-      Kanawha County, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12              $     4,017,372
   7,540,000 BBB-      South Charleston, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12                  7,229,352
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  11,246,724
----------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 0.1%
   1,325,000 Aaa*      Winneconne, WI Community School District GO, FGIC-Insured, (Pre-Refunded--Escrowed
                         with state and local government securities to 4/1/06 Call @ 100), 6.750% due 4/1/16       1,474,566
                       Wisconsin State Health & Educational Facilities Authority Revenue:
   1,000,000 A          Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20                              1,035,220
   1,000,000 AAA        Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16                1,089,780
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   3,599,566
----------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.2%
   4,600,000 AA+       Uinta County, WY PCR, (Amoco Project), Remarketed on 12/1/03, 2.250% due 7/1/26             4,639,744
----------------------------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100.0%
                       (Cost -- $2,581,000,832**)                                                            $ 2,751,917,606
----------------------------------------------------------------------------------------------------------------------------

(a)All ratings are by Standard & Poor's Ratings Service except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b)Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)Pre-Refunded bonds escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e)Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g)Security is currently in default.
+ All or a portion of this security is held as collateral for open futures contracts (See Note 5).
++All or a portion of this security has been segregated for open futures contracts (See Note 5).
**Aggregate cost for Federal income tax purposes is $2,579,519,042.

  See page 26 through 28 for definitions of ratings and certain abbreviations.

 SUMMARY OF INVESTMENTS BY INDUSTRY*** (UNAUDITED)             FEBRUARY 29, 2004

Education                    17.3%
Transportation               15.1
General Obligation           14.6
Hospital                     10.9
Tobacco                       6.6
Utilities                     5.6
Pollution Control Revenue     4.5
Cogeneration Facilities       4.2
Water and Sewer               3.6
Other                        17.6
----------------------------------
                            100.0%
----------------------------------

***As a percentage of total investments. Please note that Fund holdings are as of February 29, 2004 and are subject to change.

                      See Notes to Financial Statements.

       25 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable ratings symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by Standard
                & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C
             -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation and "B", and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D            -- Bond rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aaa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa          -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa           -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa          -- Bonds rated "Baa" are considered as medium grade obligations,
                i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       26 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over many long period of time may be small.
Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca           -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C            -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings ("Fitch") -- Ratings from "BBB" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

A            -- Bonds rated "A" have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB          -- Bonds rated "BBB" currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
BB           -- Bonds rated "BB" carry the possibility of credit risk
                developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.
CCC,
CC and C
             -- Bonds rated "CCC", "CC" and "C" carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated "CC" appears probable, a "C" rating indicates imminent default.

NR           -- Indicates that the bond is not rated by Standard & Poor's,
                Moody's or Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1         -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1          -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1       -- Moody's highest rating for issues having a demand feature --
                VRDO.
P-1          -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

       27 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 ABBREVIATIONS* (UNAUDITED)



ABAG    --Association of Bay Area Governments          IDB     --Industrial Development Board
AIG     --American International Guaranty              IDR     --Industrial Development Revenue
AMBAC   --Ambac Assurance Corporation                  INFLOS  --Inverse Floaters
BAN     --Bond Anticipation Notes                      ISD     --Independent School District
BIG     --Bond Investors Guaranty                      LOC     --Letter of Credit
CGIC    --Capital Guaranty Insurance Company           MBIA    --Municipal Bond Investors Assurance
CHFCLI  --California Health Facility Construction                   Corporation
             Loan Insurance                            MFH     --Multi-Family Housing
CONNIE  --College Construction Loan                    MVRICS  --Municipal Variable Rate Inverse Coupon
  LEE       Insurance Association                                   Security
COP     --Certificate of Participation                 PCR     --Pollution Control Revenue
EDA     --Economic Development Authority               PSFG    --Permanent School Fund Guaranty
ETM     --Escrowed To Maturity                         Q-SBLF
FGIC    --Financial Guaranty Insurance Company                 --Qualified School Bond Loan Fund
FHA     --Federal Housing Administration               Radian  --Radian Asset Assurance
FHLMC   --Federal Home Loan Mortgage Corporation       RAN     --Revenue Anticipation Notes
FLAIRS  --Floating Adjustable Interest Rate Securities RIBS    --Residual Interest Bonds
FNMA    --Federal National Mortgage Association        RITES   --Residual Interest Tax-Exempt Security
FRTC    --Floating Rate Trust Certificates             SPA     --Standby Bond Purchase Agreement
FSA     --Financing Security Assurance                 SYCC    --Structured Yield Curve Certificate
GIC     --Guaranteed Investment Contract               TAN     --Tax Anticipation Notes
GNMA    --Government National Mortgage Association     TCRS    --Transferable Custodial Receipts
GO      --General Obligation                           TECP    --Tax-Exempt Commercial Paper
HDC     --Housing Development Corporation              TOB     --Tender Option Bonds
HFA     --Housing Finance Authority                    TRAN    --Tax and Revenue Anticipation Notes
IBC     --Insured Bond Certificates                    VA      --Veterans Administration
IDA     --Industrial Development Authority/Agency      VRDD    --Variable Rate Daily Demand
                                                       VRWE    --Variable Rate Wednesday Demand

_______________
* Abbreviations may or may not appear in the schedule of investments.

       28 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                           FEBRUARY 29, 2004


ASSETS:
  Investments, at value (Cost -- $2,581,000,832)             $2,751,917,606
  Cash                                                               60,810
  Interest receivable                                            37,013,221
  Receivable for Fund shares sold                                 4,711,648
  Receivable for securities sold                                    436,937
  Prepaid expenses                                                   31,894
---------------------------------------------------------------------------
  Total Assets                                                2,794,172,116
---------------------------------------------------------------------------
LIABILITIES:
  Payable to broker -- variation margin                           9,446,250
  Dividends payable                                               4,222,281
  Investment advisory fee payable                                   686,795
  Administration fee payable                                        384,386
  Payable for Fund shares reacquired                                315,903
  Distribution plan fees payable                                    205,291
  Accrued expenses                                                  309,173
---------------------------------------------------------------------------
  Total Liabilities                                              15,570,079
---------------------------------------------------------------------------
Total Net Assets                                             $2,778,602,037
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $    1,749,843
  Capital paid in excess of par value                         2,765,837,566
  Undistributed net investment income                               128,804
  Accumulated net realized loss from investment
   transactions and futures contracts                          (101,918,255)
  Net unrealized appreciation of investments and futures
   contracts                                                    112,804,079
---------------------------------------------------------------------------
Total Net Assets                                             $2,778,602,037
---------------------------------------------------------------------------
Shares Outstanding:
  Class 1                                                         3,606,713
----------------------------------------------------------------------------
  Class A                                                       126,646,756
----------------------------------------------------------------------------
  Class B                                                        30,134,395
----------------------------------------------------------------------------
  Class L                                                        12,307,231
----------------------------------------------------------------------------
  Class Y                                                         2,289,166
----------------------------------------------------------------------------
Net Asset Value:
  Class 1 (and redemption price)                                     $15.83
----------------------------------------------------------------------------
  Class A (and redemption price)                                     $15.88
----------------------------------------------------------------------------
  Class B *                                                          $15.89
----------------------------------------------------------------------------
  Class L *                                                          $15.88
----------------------------------------------------------------------------
  Class Y (and redemption price)                                     $15.90
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class 1 (net asset value plus 4.99% of net asset value
   per share)                                                        $16.62
----------------------------------------------------------------------------
  Class A (net asset value plus 4.17% of net asset value
   per share)                                                        $16.54
---------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

                      See Notes to Financial Statements.

       29 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED FEBRUARY 29, 2004


INVESTMENT INCOME:
  Interest                                                    $146,395,564
-------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 3)                               8,669,115
  Distribution plan fees (Note 6)                                7,749,582
  Administration fee (Note 3)                                    4,851,925
  Transfer agency services (Note 6)                                990,792
  Custody                                                          187,800
  Audit and legal                                                   90,567
  Directors' fees                                                   84,385
  Shareholder communications (Note 6)                               80,831
  Registration fees                                                 46,365
  Other                                                             13,802
-------------------------------------------------------------------------
  Total Expenses                                                22,765,164
-------------------------------------------------------------------------
Net Investment Income                                          123,630,400
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 4 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                      20,289,913
   Futures contracts                                           (20,546,402)
-------------------------------------------------------------------------
  Net Realized Loss                                               (256,489)
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and
  Futures Contracts:
   Beginning of year                                            41,214,626
   End of year                                                 112,804,079
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       71,589,453
-------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                   71,332,964
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $194,963,364
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

       30 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Years Ended February 29, 2004 and February 28, 2003

                                                        2004            2003
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $  123,630,400  $  132,581,774
  Net realized loss                                      (256,489)    (41,746,542)
  Increase (decrease) in net unrealized
   appreciation                                        71,589,453      (1,260,495)
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations              194,963,364      89,574,737
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
  Net investment income                              (121,963,138)   (134,777,794)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                      (121,963,138)   (134,777,794)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                    330,449,199     353,614,937
  Net asset value of shares issued for
   reinvestment of dividends                           69,685,879      77,808,721
  Cost of shares reacquired                          (550,913,593)   (564,424,034)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (150,778,515)   (133,000,376)
---------------------------------------------------------------------------------
Decrease in Net Assets                                (77,778,289)   (178,203,433)

NET ASSETS:
  Beginning of year                                 2,856,380,326   3,034,583,759
---------------------------------------------------------------------------------
  End of year*                                     $2,778,602,037  $2,856,380,326
---------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:                                  $128,804     $(1,373,283)
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

       31 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; ( g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each class; investment advisory fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At February 29, 2004, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized loss and net assets were not affected by this change; ( j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.35% of the Fund's average daily net assets up to $500 million; 0.32% on the next $1.0 billion and 0.29% of the Fund's average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Funds's average daily net assets up to $500 million; 0.18% of the Fund's average daily net assets of the next $1.0 billion and 0.16% of the Fund's average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible

       32 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended February 29, 2004, the Fund paid transfer agent fees of $768,031 to CTB and PSS.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 4.75% and 4.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 29, 2004, CGM and its affiliates received sales charges of approximately $68,000, $2,420,000 and $232,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the year ended February 29, 2004, CDSCs paid to CGM and its affiliates were approximately:

                               Class A Class B  Class L
                         ------------------------------
                         CDSCs $5,000  $580,000 $20,000
                         ------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the year ended February 29, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                             ----------------------
                             Purchases $622,529,253
                             ----------------------
                             Sales      864,945,485
                             ----------------------

At February 29, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                  -------------------------------------------
                  Gross unrealized appreciation $221,541,305
                  Gross unrealized depreciation  (49,142,741)
                  -------------------------------------------
                  Net unrealized appreciation   $172,398,564
                  -------------------------------------------

       33 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At February 29, 2004, the Fund had the following open futures contracts:

                   Number of               Basis         Market      Unrealized
                   Contracts Expiration    Value         Value          Loss
---------------------------------------------------------------------------------
Contracts to Sell:
U.S. Long Bond       9,160      3/04    $984,982,305 $1,043,095,000 $(58,112,695)
---------------------------------------------------------------------------------

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B, and L shares, calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively. For the year ended February 29, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                          Class A    Class B    Class L
---------------------------------------------------------
Rule 12b-1
 Distribution Plan
 Fees                    $2,946,413 $3,482,440 $1,320,729
--------------------------------------------------------

For the year ended February 29, 2004, total Transfer Agency Service expenses were as follows:

                     Class 1  Class A  Class B  Class L Class Y
---------------------------------------------------------------
Transfer Agency
 Service Expenses    $116,806 $561,034 $247,218 $65,544  $190
--------------------------------------------------------------

For the year ended February 29, 2004, total Shareholder Communication expenses were as follows:

                     Class 1 Class A Class B Class L Class Y
------------------------------------------------------------
Shareholder
 Communication
 Expenses            $5,706  $52,156 $18,408 $4,453   $108
-----------------------------------------------------------

       34 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

7. Distributions Paid to Shareholders by Class

                        Year Ended        Year Ended
                     February 29, 2004 February 28, 2003
--------------------------------------------------------
Net Investment
 Income
Class 1                $  2,612,750      $  2,888,683
Class A                  88,856,780        96,068,245
Class B                  21,337,171        26,503,607
Class L                   7,483,407         7,737,563
Class Y                   1,673,030         1,579,696
-------------------------------------------------------
Total                  $121,963,138      $134,777,794
-------------------------------------------------------

8. Capital Shares

At February 29, 2004, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                      Year Ended                  Year Ended
                                   February 29, 2004           February 28, 2003
                              --------------------------  --------------------------
                                 Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------------
Class 1
Shares sold                       121,482  $   1,897,192      242,904  $   3,798,603
Shares issued on reinvestment     167,396      2,612,749      185,408      2,888,682
Shares reacquired                (523,716)    (8,181,182)    (541,712)    (8,463,491)
-------------------------------------------------------------------------------------
Net Decrease                     (234,838) $  (3,671,241)    (113,400) $  (1,776,206)
-------------------------------------------------------------------------------------
Class A
Shares sold                    15,920,156  $ 249,903,226   14,195,806  $ 222,423,385
Shares issued on reinvestment   3,189,025     49,938,511    3,499,421     54,661,209
Shares reacquired             (20,540,074)  (321,362,728) (21,380,372)  (335,086,811)
-------------------------------------------------------------------------------------
Net Decrease                   (1,430,893) $ (21,520,991)  (3,685,145) $ (58,002,217)
-------------------------------------------------------------------------------------
Class B
Shares sold                     2,244,658  $  35,112,795    5,123,331  $  80,472,202
Shares issued on reinvestment     770,691     12,072,707      968,340     15,135,512
Shares reacquired             (11,112,328)  (174,078,888) (11,457,808)  (179,550,688)
-------------------------------------------------------------------------------------
Net Decrease                   (8,096,979) $(126,893,386)  (5,366,137) $ (83,942,974)
-------------------------------------------------------------------------------------
Class L
Shares sold                     2,125,987  $  33,403,774    2,539,579  $  39,895,668
Shares issued on reinvestment     286,587      4,488,729      309,189      4,830,500
Shares reacquired              (2,314,352)   (36,251,978)  (2,359,050)   (36,985,591)
-------------------------------------------------------------------------------------
Net Increase                       98,222  $   1,640,525      489,718  $   7,740,577
-------------------------------------------------------------------------------------
Class Y
Shares sold                       650,885  $  10,132,212      450,903  $   7,025,079
Shares issued on reinvestment      36,542        573,183       18,742        292,818
Shares reacquired                (706,182)   (11,038,817)    (279,577)    (4,337,453)
-------------------------------------------------------------------------------------
Net Increase (Decrease)           (18,755) $    (333,422)     190,068  $   2,980,444
-------------------------------------------------------------------------------------

       35 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

9. Capital Loss Carryforward

At February 29, 2004, the Fund had, for Federal income tax purposes, approximately $100,397,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on the last day in February of the year indicated:

                                       2008       2009        2011
----------------------------------------------------------------------
Carryforward Amounts                $6,474,000 $33,919,000 $60,004,000
---------------------------------------------------------------------

In addition, the Fund had $59,549,554 of capital losses realized after October 31, 2003, which were deferred for Federal income tax purposes to the first day of the following fiscal year.

10.Income Tax Information and Distributions to Shareholders

At February 29, 2004, the tax basis components of distributable earnings were:

-------------------------------------------------
Undistributed tax exempt income     $   2,826,898
-------------------------------------------------
Accumulated capital losses           (100,396,641)
-------------------------------------------------
Unrealized appreciation               172,398,564
-------------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals, mark-to-market of 1256 contracts and the treatment of amortization of premiums and accretion of discounts.

The tax character of distributions paid during the years ended February 29, 2004 and February 28, 2003 were:

                                        2004         2003
-------------------------------------------------------------
Tax exempt income                   $121,956,052 $134,662,535
Ordinary income                            7,086      115,259
------------------------------------------------------------
Total                               $121,963,138 $134,777,794
------------------------------------------------------------

11.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.



       36 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

       37 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout the year ended February 28, unless otherwise noted:

Class 1 Shares                                   2004/(1)(2)/    2003/(1)/    2002/(1)/    2001/(1)(3)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $15.42        $15.68       $15.52         $15.10
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                         0.71          0.71         0.73           0.39
 Net realized and unrealized gain (loss)/(4)/       0.40         (0.23)        0.20           0.42
---------------------------------------------------------------------------------------------------
Total Income From Operations                        1.11          0.48         0.93           0.81
---------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.70)        (0.74)       (0.76)         (0.39)
 Excess of net investment income                      --            --        (0.01)            --
---------------------------------------------------------------------------------------------------
Total Distributions                                (0.70)        (0.74)       (0.77)         (0.39)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $15.83        $15.42       $15.68         $15.52
---------------------------------------------------------------------------------------------------
Total Return                                        7.38%         3.11%        6.17%          5.42%++
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                   $57           $59          $62            $64
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                           0.71%         0.74%        0.78%          0.53%+
 Net investment income/(4)/                         4.55          4.55         4.69           5.11+
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               23%           49%          84%            56%
---------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2004.
(3)For the period from September 12, 2000 (inception date) to February 28, 2001.
(4)Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 4.68%. In addition, the impact of this change to net investment income and net realized and unrealized gain was less that $0.01 per share. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

       38 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                                   2004/(1)(2)/   2003/(1)/   2002/(1)/  2001/(1)/    2000/(1)(3)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $15.47        $15.71      $15.52     $14.16        $15.93
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                         0.72          0.72        0.75       0.77          0.75
 Net realized and unrealized gain (loss)/(4)/       0.40         (0.22)       0.20       1.35         (1.79)
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 1.12          0.50        0.95       2.12         (1.04)
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.71)        (0.74)      (0.75)     (0.76)        (0.73)
 Excess of net investment income                      --            --       (0.01)        --            --
-----------------------------------------------------------------------------------------------------------
Total Distributions                                (0.71)        (0.74)      (0.76)     (0.76)        (0.73)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $15.88        $15.47      $15.71     $15.52        $14.16
-----------------------------------------------------------------------------------------------------------
Total Return                                        7.40%         3.21%       6.29%     15.33%        (6.62)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                $2,011        $1,981      $2,070     $2,008        $1,778
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                           0.68%         0.68%       0.68%      0.68%         0.68%
 Net investment income/(4)/                         4.58          4.61        4.79       5.15          5.02
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               23%           49%         84%        56%           55%
-----------------------------------------------------------------------------------------------------------

Class B Shares                                   2004/(1)(2)/   2003/(1)/   2002/(1)/  2001/(1)/    2000/(1)(3)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $15.48        $15.72      $15.53     $14.16        $15.92
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(5)/                         0.63          0.64        0.66       0.69          0.68
 Net realized and unrealized gain (loss)/(5)/       0.41         (0.23)       0.21       1.36         (1.79)
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 1.04          0.41        0.87       2.05         (1.11)
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.63)        (0.65)      (0.67)     (0.68)        (0.65)
 Excess of net investment income                      --            --       (0.01)        --            --
-----------------------------------------------------------------------------------------------------------
Total Distributions                                (0.63)        (0.65)      (0.68)     (0.68)        (0.65)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $15.89        $15.48      $15.72     $15.53        $14.16
-----------------------------------------------------------------------------------------------------------
Total Return                                        6.83%         2.66%       5.72%     14.75%        (7.08)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                  $479          $592        $685       $801          $850
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                           1.20%         1.19%       1.20%      1.20%         1.21%
 Net investment income/(5)/                         4.06          4.09        4.25       4.63          4.50
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               23%           49%         84%        56%           55%
-----------------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2004.
(3)For the year ended February 29, 2000.
(4)Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, for Class A shares, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(5)Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, for Class B shares, the ratio of net investment income to average net assets would have been 4.24%. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

       39 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                                  2004/(1)(2)/ 2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)(3)/
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $15.47       $15.71    $15.52    $14.15     $15.92
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                        0.63         0.63      0.66      0.68       0.67
 Net realized and unrealized gain (loss)/(4)/      0.40        (0.22)     0.20      1.36      (1.80)
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.03         0.41      0.86      2.04      (1.13)
--------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.62)       (0.65)    (0.66)    (0.67)     (0.64)
 Excess of net investment income                     --           --     (0.01)       --         --
--------------------------------------------------------------------------------------------------
Total Distributions                               (0.62)       (0.65)    (0.67)    (0.67)     (0.64)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $15.88       $15.47    $15.71    $15.52     $14.15
--------------------------------------------------------------------------------------------------
Total Return                                       6.80%        2.62%     5.68%    14.72%     (7.19)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                 $196         $189      $184      $162       $142
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                          1.24%        1.24%     1.24%     1.25%      1.25%
 Net investment income/(4)/                        4.02         4.05      4.22      4.58       4.46
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              23%          49%       84%       56%        55%
--------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2004.
(3)For the year ended February 29, 2000.
(4)Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

       40 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares                                2004/(1)(2)/ 2003/(1)/ 2002/(1)/ 2001/(1)/  2000/(1)(3)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $15.48      $15.73    $15.54    $14.18      $15.95
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                       0.75        0.74      0.77      0.79        0.79
 Net realized and unrealized gain (loss)/(4)/     0.41       (0.23)     0.21      1.36       (1.80)
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.16        0.51      0.98      2.15       (1.01)
-------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.74)      (0.76)    (0.78)    (0.79)      (0.76)
 Excess of net investment income                    --          --     (0.01)       --          --
-------------------------------------------------------------------------------------------------
Total Distributions                              (0.74)      (0.76)    (0.79)    (0.79)      (0.76)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $15.90      $15.48    $15.73    $15.54      $14.18
-------------------------------------------------------------------------------------------------
Total Return                                      7.66%       3.32%     6.47%    15.52%      (6.44)%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                 $36         $36       $33       $27         $38
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         0.50%       0.50%     0.50%     0.50%       0.51%
 Net investment income/(4)/                       4.76        4.78      4.92      5.33        5.27
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             23%         49%       84%       56%         55%
-------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2004.
(3)For the year ended February 29, 2000.
(4)Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

       41 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors of
Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. ("Fund") as of February 29, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and broker. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP

New York, New York
April 9, 2004

       42 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers
The business and affairs of the Smith Barney Managed Municipals Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                              Number of
                                               Term of                                      Portfolios in
                                             Office* and                                    Fund Complex      Other Board
                            Position(s) Held  Length of       Principal Occupation(s)        Overseen by    Memberships Held
Name, Address, and Age         with Fund     Time Served        During Past 5 Years           Director        by Director
------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

Dwight B. Crane                 Director        Since    Professor, Harvard Business School      49               None
Harvard Business School                         1995
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett                 Director        Since    President of Dorsett McCabe             27               None
201 East 62nd Street                            1991     Capital Management Inc.;
New York, NY 10021                                       Chief Investment Officer of Leeb
Age 73                                                   Capital Management, Inc.
                                                         (since 1999)

Elliot S. Jaffe                 Director        Since    Chairman of the Board                   27       The Dress Barn, Inc.
The Dress Barn Inc.                             1991     of The Dress Barn, Inc.
Executive Office
30 Dunnigan Drive
Suffern, NY 10901
Age 77

Stephen E. Kaufman              Director        Since    Attorney                                55               None
Stephen E. Kaufman PC                           1995
277 Park Avenue, 47th Floor
New York, NY 10172
Age 72

Joseph J. McCann                Director        Since    Retired                                 27               None
200 Oak Park Place                              1995
Suite One
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.          Director        Since    Chief Executive Officer of              27               None
Meadowbrook Village                             1991     Performance Learning Systems
Building 1, Apt. 6
West Lebanon, NH 03784
Age 71

       43 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

                                                                                                  Number of
                                                 Term of                                        Portfolios in
                                               Office* and                                      Fund Complex    Other Board
                             Position(s) Held   Length of        Principal Occupation(s)         Overseen by  Memberships Held
Name, Address, and Age          with Fund      Time Served         During Past 5 Years            Director      by Director
------------------------------------------------------------------------------------------------------------------------------
Interested Director:

R. Jay Gerken, CFA**         Chairman,            Since    Managing Director of Citigroup            221            None
Citigroup Asset Management   President            2002     Global Markets Inc. ("CGM");
("CAM")                      and Chief                     Chairman, President and Chief
399 Park Avenue, 4th Floor   Executive Officer             Executive Officer of Smith Barney
New York, NY 10022                                         Fund Management LLC ("SBFM"),
Age 52                                                     Travelers Investment Adviser, Inc.
                                                           ("TIA") and Citi Fund Management
                                                           Inc. ("CFM"); President and Chief
                                                           Executive Officer of certain mutual
                                                           funds associated with Citigroup
                                                           Inc. ("Citigroup"); Formerly
                                                           Portfolio Manager of Smith Barney
                                                           Allocation Series Inc. (from 1996 to
                                                           2001) and Smith Barney Growth
                                                           and Income Fund (from 1996 to
                                                           2000)
Officers:

Andrew B. Shoup              Senior Vice          Since    Director of CAM; Senior Vice              N/A            N/A
CAM                          President and        2003     President and Chief Administrative
125 Broad Street, 11th Floor Chief                         Officer of mutual funds associated
New York, NY 10004           Administrative                with Citigroup; Treasurer of certain
Age 47                       Officer                       mutual funds associated with
                                                           Citigroup; Head of International
                                                           Funds Administration of CAM
                                                           (from 2001 to 2003); Director of
                                                           Global Funds Administration of
                                                           CAM (from 2000 to 2001); Head
                                                           of U.S. Citibank Funds
                                                           Administration of CAM (from 1998
                                                           to 2000)

Richard L. Peteka            Chief Financial      Since    Director of CGM; Chief Financial          N/A            N/A
CAM                          Officer and          2002     Officer and Treasurer of certain
125 Broad Street, 11th Floor Treasurer                     mutual funds affiliated with
New York, NY 10004                                         Citigroup; Director and Head of
Age 42                                                     Internal Control for CAM U.S.
                                                           Mutual Fund Administration (from
                                                           1999 to 2002); Vice President,
                                                           Head of Mutual Fund
                                                           Administration and Treasurer at
                                                           Oppenheimer Capital (from 1996
                                                           to 1999)

Joseph P. Deane              Vice President       Since    Managing Director of CGM;                 N/A            N/A
CAM                          and Investment       1989     Investment Officer of SBFM
399 Park Avenue, 4th Floor   Officer
New York, NY 10022
Age 56

      44 Smith Barney Managed Municipals Fund Inc.  | 2004 Annual Report

                                                                                                Number of
                                                Term of                                       Portfolios in
                                              Office* and                                     Fund Complex    Other Board
                             Position(s) Held  Length of        Principal Occupation(s)        Overseen by  Memberships Held
Name, Address, and Age          with Fund     Time Served         During Past 5 Years           Director      by Director
----------------------------------------------------------------------------------------------------------------------------

Andrew Beagley               Chief Anti-Money    Since    Director of CGM (since 2000);            N/A            N/A
CAM                          Laundering          2002     Director of Compliance, North
399 Park Avenue, 4th Floor   Compliance                   America, CAM (since 2000); Chief
New York, NY 10022           Officer                      Anti-Money Laundering
Age 40                                                    Compliance Officer and Vice
                                                          President of certain mutual funds
                                                          associated with Citigroup; Director
                                                          of Compliance, Europe, the Middle
                                                          East and Africa, CAM (from 1999
                                                          to 2000); Compliance Officer,
                                                          Salomon Brothers Asset
                                                          Management Limited, Smith
                                                          Barney Global Capital
                                                          Management Inc., Salomon
                                                          Brothers Asset Management Asia
                                                          Pacific Limited (from 1997 to
                                                          1999)

Kaprel Ozsolak               Controller          Since    Vice President of CGM; Controller        N/A            N/A
CAM                                              2002     of certain mutual funds associated
125 Broad Street, 11th Floor                              with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel            Secretary and       Since    Managing Director and General            N/A            N/A
CAM                          Chief Legal         2003     Counsel of Global Mutual Funds
300 First Stamford Place     Officer                      for CAM and its predecessor (since
4th Floor                                                 1994); Secretary of CFM; Secretary
Stamford, CT 06902                                        and Chief Legal Officer of mutual
Age 48                                                    funds associated with Citigroup


--------
 * Each Director and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

       45 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

 TAX INFORMATION (UNAUDITED)


    For the fiscal year ended February 29, 2004, 99.99% of the dividends paid by the Fund from net investment income were tax exempt for regular Federal income tax purposes.

       46 Smith Barney Managed Municipals Fund Inc. | 2004 Annual Report

                                 SMITH BARNEY
                         MANAGED MUNICIPALS FUND INC.



          DIRECTORS                   INVESTMENT ADVISER
          Dwight B. Crane             AND ADMINISTRATOR
          Burt N. Dorsett             Smith Barney Fund Management LLC
          R. Jay Gerken, CFA
            Chairman                  DISTRIBUTORS
          Elliot S. Jaffe             Citigroup Global Markets Inc.
          Stephen E. Kaufman          PFS Distributors, Inc.
          Joseph J. McCann
          Cornelius C. Rose, Jr.      CUSTODIAN
                                      State Street Bank and
          OFFICERS                      Trust Company
          R. Jay Gerken, CFA
          President and Chief         TRANSFER AGENT
          Executive Officer           Citicorp Trust Bank, fsb.
                                      125 Broad Street, 11th Floor
          Andrew B. Shoup             New York, New York 10004
          Senior Vice President
          and Chief                   SUB-TRANSFER AGENTS
          Administrative Officer      PFPC Inc.
                                      P.O. Box 9699
          Richard L. Peteka           Providence, Rhode Island
          Chief Financial Officer     02940-9699
          and Treasurer
                                      Primerica Shareholder Services
          Joseph P. Deane             P.O. Box 9662
          Vice President and          Providence, Rhode Island
          Investment Officer          02940-9662

          Andrew Beagley
          Chief Anti-Money Laundering
          Compliance Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary and
          Chief Legal Officer

   Smith Barney Managed Municipals Fund Inc.





 This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY MANAGED MUNICIPALS FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10 Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC

 FD02207 4/04                                                         04-6455

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Dwight B. Crane, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert.
         Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Managed Municipals Fund Inc. of $57,000 and $57,000 for the years ended 2/29/04 and 2/28/03.

         (b) Audit-Related Fees for Smith Barney Managed Municipals Fund Inc. of $0 and $0 for the years ended 2/29/04 and 2/28/03.

         (c) Tax Fees for Smith Barney Managed Municipals Fund Inc. of $3,200 and $3,100 for the years ended 2/29/04 and 2/28/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Managed Municipals Fund Inc.

         (d) There were no all other fees for Smith Barney Managed Municipals Fund Inc. for the years ended 2/29/04 and 2/28/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X. The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
              (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.



         (f)  N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Managed Municipals Fund's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Managed Municipals Fund Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Managed Municipals Fund Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Managed Municipals Fund Inc.

Date: May 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Managed Municipals Fund Inc.

Date: May 6, 2004

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Managed Municipals Fund Inc.

Date: May 6, 2004